UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

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CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04033

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Sit Mutual Funds II, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP & Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Copy to:

Mike Radmer, Esq.

Dorsey & Whitney

Suite 1500

50 South Sixth Street

Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:

(612) 332-3223

Date of fiscal year end: March 31, 2017

Date of reporting period: September 30, 2017

Item 1: Reports to Stockholders

Semi-Annual Report
September 30, 2017
U.S. Government Securities Fund
Quality Income Fund
Tax-Free Income Fund
Minnesota Tax-Free Income Fund
Sit Mutual Funds

Sit Mutual Funds BOND FUNDS SEMI-ANNUAL REPORT TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

CHAIRMAN’S LETTER

October 23, 2017

Dear fellow shareholders:

During the six month period ended September 30, 2017, U.S. fixed income markets exhibited modest trading volatility with positive overall performance. The yield curve showed meaningful flattening over the six month period as short-term Treasury yields exhibited upward movement influenced by the Federal Reserve’s recent tightening actions. 2-year Treasury yields ended September at 1.47%, an increase of 20 basis points from March 31. Longer maturity bonds did not see a comparable move, as inflationary pressures have to this point remained under control. 30-year Treasuries finished the period at 2.86% while 10-yearTreasuries yielded 2.33%, a decrease of 15 and 7 basis points respectively since March 31.

All taxable sectors posted positive returns for the six months ending September 30, 2017. Corporates outperformed Treasuries while long bonds outperformed shorter duration bonds across the board. Lower quality bonds outperformed their higher rated counterparts, demonstrating an increase in investor confidence and return to a risk-on environment. Government Agency mortgage-backed securities (MBS) modestly outperformed Treasuries benefitting from a period of relatively stable prepayments.

Although short rates for AAA tax-exempt bonds held mostly steady, the yield curve flattened over the six month time period. 2-yearAAA bonds finished September at 1.00%, down just 2 basis points from March 31. 30-yearAAA-rated bonds ended September yielding 2.84% while 10-year AAA-rated bonds ended at 2.00%, down 21 and 25 basis points respectively from six months prior. Technical factors have helped support tax-exempt yields throughout the year. Steady, positive municipal bond fund flows have continued through the summer months and bring calendar YTD flows to total over $13B. Further supporting tax-exempt bond prices, 2017 municipal bond issuance through September is estimated to be $284B, down significantly from $343B through the same period in 2016.

Tax-exempt bonds performed similarly to taxable bonds for the six month period as all sectors had positive returns except for uninsured Puerto Rico debt. Long bonds and lower rated bonds generally outperformed for the period while revenue bonds outperformed general obligation bonds.

Domestic Developments

Early assessments suggest that the combined economic costs of hurricanes Harvey and Irma could exceed $200B.Although the recent hurricanes may distort economic data in the near-term, history shows that even disasters of this magnitude are unlikely to alter the trajectory of GDP growth over a long term horizon. Third quarter real GDP growth has a slight downward bias from the upwardly revised second quarter pace of +3.1% given the estimated 20-30 basis point drag from the hurricanes. We forecast the U.S economy will grow roughly +2.5 to +3.0% in 2017 and 2018, representing a modest acceleration from the annualized pace of +2.1% for the overall current economic expansion to date.

With respect to policy, the Senate once again failed to pass a health care bill and the focus in Washington has now shifted to tax reform. Six Republicans (two each from the Senate, House and the Trump administration) released a “framework” for tax reform on September 27. Funding the plan’s proposed tax cuts without adding meaningfully to the country’s already massive fiscal deficit/ national debt will be one of the biggest obstacles to realizing tax reform. We see little chance that tax legislation passes in its current form as certain components of the plan (e.g., elimination of the state and local tax deduction) will lack support from a number of Republicans. We remain optimistic that Congress will be able to implement some level of tax reform that will be stimulative to the economy, as both parties seem to recognize that the 35% corporate tax rate is too high. Fiscal stimulus at this late stage in the economic cycle could be inflationary, however, and hasten interest rate hikes by the Fed.

Federal Reserve Balance Sheet

In the aftermath of the global financial crisis, the Federal Reserve attempted to stimulate the economy by lowering short-term interest rates to near zero. To add further stimulus, the Fed purchased U.S. Treasuries and agency mortgage-backed securities. The scale of these purchase programs was staggering – total assets held by the Federal Reserve system went from under one trillion dollars in 2008 to almost four and a half trillion dollars today. As intended, there was a huge increase in reserves (and excess reserves) held by banks, with the hope that increasing reserves would encourage additional lending by banks to stimulate the economy.

At the end of 2015, the Fed began to take steps to “normalize” their policy stance (that’s what the Fed calls reducing its amount of economic stimulus) by increasing the FOMC interest rate target (federal funds rate). With those efforts now firmly under way – and expectations that they will continue at a gradual, moderate, and linear pace – reduction of the balance sheet now plays an important role in further stimulus reduction. At the September FOMC meeting, Fed Chair Janet Yellen detailed steps to reduce the balance sheet by halting reinvestments from maturing Treasury and agency mortgage-backed securities by $10B per month ($6B in Treasuries, $4B in MBS) beginning in October 2017. After three months, reinvestments will be reduced by an additional $10B per month ($6B Treasuries, $4B MBS) and that trend will continue until the monthly caps of $30B Treasuries and $20B MBS are achieved in October 2018.

We believe that this will exert some upward pressure on interest rates, but we agree with the Fed that the current economy is strong enough that extraordinary levels of stimulus are no longer necessary.

Strategy

We anticipate another 25 basis point rate hike in December to bring the federal funds rate to 1.5% by year-end in conjunction with the implementation of the balance sheet reduction program. We expect two more increases of 25 basis points until the federal funds rate reaches 2.00% in mid-2018, at which time we expect the Fed to pause. We do not expect Yellen to be reappointed when her term ends in early 2018. Therefore, five of the twelve positions at the Fed could

2	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

be filled with new people. As a result we expect the tone of the Fed to become more pragmatic with a better balance of practitioners vs. its current academia representation.

The U.S. Government Securities Fund remains focused on seasoned, high coupon agency-backed securities which should continue to provide long-term income stability and principal preservation as mortgage rates continue to increase. The Sit Quality Income Fund’s SEC yield of 1.5% remains attractive relative to the benchmark, especially given our focus on shorter than benchmark duration. Taxable portfolios are positioned defensively against a rising interest rate environment and to benefit from a flattening of the yield curve.

The tax-exempt fixed income strategy for both the Tax-Free Income Fund and the Minnesota Tax-Free Income Fund will continue to focus heavily on the use of high coupon bonds and bonds structured with call, sinking fund and prepayment provisions that provide regular cash flow. Our emphasis on bonds with premium coupons will provide our portfolios with a meaningful income advantage, which we believe is the primary driver of total return over the full market cycle. In April 2017, in the midst of the Fed’s ongoing (and projected) tightening actions and seeking to lower durations, we implemented an interest rate hedge by shorting U.S. Treasury Futures for both the Tax-Free Income Fund and the Minnesota Tax-Free Income Fund. We expect to maintain portfolio durations near their current levels until the FOMC is reshaped with Trump appointments and policy direction becomes more clear. As always, we view diversification as a key principle in managing portfolio credit risk.

We appreciate your continued interest in the Sit family of funds.

With best wishes,

Roger J. Sit

Chairman and President Sit Mutual Funds

SEPTEMBER 30, 2017	3

Sit U.S. Government Securities Fund

OBJECTIVE & STRATEGY

The objective of the U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issued, guaranteed or insured by the U.S. government or its agencies or its instrumentalities. Agency mortgage securities and U.S. Treasury securities are the principal holdings in the Fund. The mortgage securities that the Fund purchases consist of pass-through securities including those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).

The Sit U.S. Government Securities Fund provided a return of +0.66% during the 6-month period ending September 30, 2017, compared to the return of the Bloomberg Barclays Intermediate Government Bond Index of +1.00%. The Fund’s 30-day SEC yield was 2.47% and its 12-month distribution rate was 1.51%.

During the 6-month period, the Fund benefitted from the consistent relatively high level of income provided by its holdings in higher coupon government agency mortgages. The Fund uses Treasury futures and options to reduce interest rate risk. Although the use of futures and options detracted slightly from performance, it was successful in providing stability to the Fund’s net asset value. The Federal Reserve hiked the Fed Funds rate once over the 6-month period as it continued to normalize monetary policy. In addition, the Federal Reserve recently announced its plan to normalize its balance sheet. While we welcomed the announcement to unwind the balance sheet, interest rate volatility may increase. We expect interest rates to move higher with short term rates outpacing long term rates. As details and timing of new pro-growth policies emerge, we expect the Federal Reserve to maintain a methodical approach for normalizing its balance sheet and raising interest rates over time, but future rate increases may slow over the upcoming year as it unwinds its balance sheet. The Fund’s high coupon mortgages should continue to produce an income advantage in this environment as prepayments are likely to remain stable or potentially slow.

We continue to position the Fund defensively against rising short-term interest rates while maintaining the Fund’s focus on seasoned, high coupon agency mortgage securities which provide a high level of income with relatively stable prices. This high level of income and stability of principal has been a fundamental focus of the Fund since its inception.

Michael C. Brilley          Bryce A. Doty, CFA

Senior Portfolio Managers

Mark H. Book, CFA

Portfolio Manager

  HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays Intermediate Government Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1 The Bloomberg Barclays Intermediate Government Bond Index is a sub-index of the Bloomberg Barclays Government Bond Index covering issues with remaining maturities of between three and five years. The Bloomberg Barclays Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

4	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2017

	Sit U.S.	Bloomberg	Lipper
	Government	Barclays	U.S.
	Securities	Inter. Gov’t	Gov’t Fund
	Fund	Bond Index[1]	Index[2]
Six Month	0.66%	1.00%	n/a
One Year	-0.22	-0.66	-0.68%
Five Years	0.65	1.01	1.22
Ten Years	2.87	3.08	3.63
Since Inception (6/2/87)	5.34	5.54	5.41

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1 The Bloomberg Barclays Intermediate Government Bond Index is a sub-index of the Bloomberg Barclays Government Bond Index covering issues with remaining maturities of between three and five years. The Bloomberg Barclays Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2 The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Based on total net assets as of September 30, 2017. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/17:	$10.89 Per Share
Net Asset Value 3/31/17:	$10.90 Per Share
Total Net Assets:	$608.9 Million
Effective Duration[3]:	1.6 Years

3 Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

ESTIMATED AVERAGE LIFE

0-1 Year	2.1%
1-5 Years	95.8
5-10 Years	0.7
10-20 Years	0.1
20+ Years	1.3

The table represents the Adviser’s estimates of the dollar weighted average life of the portfolio’s securities, which differ from their stated maturities. The Fund’s average stated maturity was 19.0 years as of September 30, 2017.

SEPTEMBER 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 42.4%
Federal Home Loan Mortgage Corporation - 8.6%
270,420	4.00	7/1/25	280,643
1,849,156	5.00	5/1/42	2,061,271
1,353,251	5.00	9/1/43	1,509,097
56,582	5.82	10/1/37	63,111
1,836,118	6.00	7/1/38	2,095,126
805,085	6.50	11/1/27	892,383
612,507	6.50	12/1/34	690,519
2,647,715	6.50	11/1/35	2,992,740
1,399,987	6.50	11/1/37	1,551,791
463,149	6.50	1/1/38	513,369
763,471	6.50	8/1/38	850,595
1,144,449	6.50	11/1/38	1,282,844
496,855	6.50	1/1/39	553,567
289,668	6.88	2/17/31	334,035
77,439	7.00	8/1/27	81,222
29,700	7.00	10/1/27	29,884
1,347,601	7.00	4/1/28	1,486,925
10,285,156	7.00	12/1/31	11,550,493
1,503,241	7.00	2/1/37	1,713,379
8,089,436	7.00	10/1/37	9,385,560
690,694	7.00	7/1/38	783,797
716,401	7.00	8/1/38	820,384
4,321,531	7.00	10/1/38	4,975,563
367,400	7.00	11/1/38	420,994
1,027,755	7.00	1/1/39	1,188,095
387,581	7.00	3/1/39	453,795
106,254	7.38	12/17/24	114,637
128,024	7.50	1/1/31	134,202
501,792	7.50	1/1/32	578,325
422,116	7.50	8/1/32	464,064
70,171	7.50	10/1/38	76,838
15,270	7.95	10/1/25	15,321
20,779	7.95	11/1/25	20,847
90,122	8.00	5/1/31	98,329
89,004	8.00	11/1/36	102,381
269,541	8.00	1/1/37	312,168
343,347	8.50	12/1/21	368,191
242,708	8.50	6/20/27	285,668
57,528	8.50	12/1/29	63,457
132,495	8.50	3/1/31	152,736
19,290	9.00	11/1/25	19,869
69,037	9.00	3/20/27	69,469
226,223	9.00	2/17/31	230,302
180,953	9.00	5/1/31	201,512
1,936	9.25	2/1/18	1,938
70,769	9.50	12/17/21	71,744
11,307	10.00	9/1/20	11,403
50,122	10.00	3/1/21	52,476
147,394	10.00	3/17/25	147,319
32,057	10.00	3/25/25	32,145
76,306	10.00	7/1/30	81,378

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

16,117	10.50	6/1/19		16,310
9,712	11.00	8/25/20		9,795

				52,294,006

Federal National Mortgage Association - 21.3%
718	3.21	3/1/19	[1]	721
1,020,720	5.50	12/1/32		1,121,967
436,957	5.50	6/1/33		473,221
549,043	5.61	11/1/22		549,176
3,827,672	5.67	10/1/48		4,246,602
984,832	5.93	5/1/35		1,062,709
2,888,514	5.96	6/1/28		3,209,969
154,988	6.00	8/1/34		177,267
978,356	6.00	11/1/34		1,117,818
438,983	6.00	11/1/35		501,397
749,560	6.00	11/1/36		853,029
1,096,672	6.00	5/1/37		1,244,901
132,351	6.00	9/1/37		145,374
270,100	6.00	11/1/37		285,820
3,130,954	6.00	4/1/38		3,550,834
3,200,887	6.00	3/1/41		3,660,117
10,000,000	6.00	5/1/41		11,430,272
3,041,173	6.11	11/1/43		3,428,983
23,335	6.50	1/1/22		24,219
2,851,277	6.50	2/1/29		3,159,591
470,857	6.50	3/1/29		511,670
6,541,152	6.50	12/1/30		7,446,438
515,750	6.50	6/1/31		583,158
69,525	6.50	8/1/34		74,666
2,098,599	6.50	10/1/36		2,415,634
1,340,540	6.50	12/1/36		1,503,647
967,129	6.50	11/1/37		1,086,008
610,461	6.50	1/1/39		681,643
7,330,775	6.50	4/1/39		8,483,984
3,070,787	6.50	3/1/40		3,490,894
1,134,913	6.50	5/1/40		1,273,983
8,041,279	6.50	6/1/40		9,093,019
2,409,040	6.50	9/1/40		2,863,211
1,598,741	6.75	6/1/32		1,842,312
1,699,026	6.91	6/1/40		1,909,942
48,231	1 Mo. Libor + 2.29, 6.95%	8/1/21	[1]	47,711
85,935	7.00	9/1/21		89,460
168,128	7.00	3/1/22		178,496
244,760	7.00	6/1/22		263,586
88,882	7.00	1/1/24		94,765
46,463	7.00	2/1/26		49,795
120,111	7.00	9/1/27		130,931
58,793	7.00	10/1/27		63,992
269,641	7.00	11/1/27		301,593
50,660	7.00	1/1/28		55,220
53,282	7.00	10/1/32		58,816
6,592,923	7.00	12/1/32		7,666,421
111,469	7.00	7/1/33		124,163
3,911,840	7.00	12/1/33		4,538,179

See accompanying notes to financial statements.

6	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

155,947	7.00	7/1/34	180,803
844,543	7.00	3/1/37	971,035
1,218,483	7.00	10/1/37	1,419,833
40,743	7.00	12/1/37	44,105
810,608	7.00	11/1/38	967,701
10,303,595	7.00	3/1/39	12,199,185
1,193,038	7.00	5/1/39	1,374,105
2,431,291	7.00	1/1/40	2,803,035
837,174	7.00	9/1/47	936,283
52,924	7.50	6/1/22	55,875
42,439	7.50	8/1/22	44,019
45,283	7.50	12/1/22	47,691
47,081	7.50	3/1/23	48,218
273,408	7.50	4/1/32	308,303
21,868	7.50	8/1/32	23,267
181,894	7.50	1/1/34	203,521
1,390,497	7.50	10/1/37	1,660,201
2,571,828	7.50	11/1/38	2,954,638
32,129	7.63	7/20/30	32,668
91,630	8.00	10/1/23	96,668
337,677	8.00	6/1/25	367,637
10,641	8.00	7/20/28	10,766
135,112	8.00	2/1/31	155,139
116,123	8.00	1/1/32	131,029
603,778	8.00	11/1/37	702,077
380,084	8.00	3/1/38	436,034
154,642	8.09	11/15/31	176,621
25,335	8.33	7/15/20	26,366
123,115	8.50	11/1/26	137,118
127,861	8.50	3/1/28	143,209
96,180	8.50	10/1/28	112,887
45,179	8.50	11/1/28	50,938
254,914	8.50	4/1/29	287,902
54,845	8.50	10/1/29	55,545
236,954	8.50	7/1/30	273,518
94,223	8.50	8/1/30	115,535
326,300	8.50	4/1/32	401,591
464,567	8.50	1/1/37	556,591
49,674	9.00	9/1/24	52,866
19,745	9.00	6/15/25	20,201
64,823	9.00	6/1/30	72,084
58,429	9.00	7/1/30	63,893
51,583	9.00	10/1/30	58,481
187,974	9.00	2/1/31	217,132
23,328	9.00	7/1/31	23,413
87,329	9.00	10/1/31	102,478
140,555	9.00	8/1/37	162,842
24,563	9.00	1/1/38	24,839
191,954	9.00	2/1/38	214,937
35,653	9.05	5/15/28	36,571
14,050	9.24	3/15/22	14,270
63,395	9.49	8/20/25	68,125
37,771	9.50	3/1/20	39,468

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

49,078	9.50	7/1/20	51,625
1,412	9.50	12/15/20	1,433
3,299	9.50	4/15/21	3,511
28,966	9.50	8/1/24	30,142
25,023	9.50	5/1/27	26,308
200,437	9.50	5/1/29	232,371
61,829	9.50	4/1/30	71,853
230,576	9.50	8/1/31	265,882
3,384	10.00	8/15/20	3,439
79,951	10.00	2/1/28	91,112
195,343	10.00	6/1/30	225,359
10,733	10.50	6/1/28	10,897
2,346	10.85	7/15/20	2,384

			129,866,897

Government National Mortgage Association - 11.5%
378,032	4.00	12/15/24	394,979
826,054	4.00	10/20/30	877,475
12,727,707	4.00	8/20/31	13,520,527
1,055,285	4.00	12/20/31	1,120,739
1,157,185	4.25	10/20/31	1,239,902
554,073	4.25	3/20/37	593,726
2,831,680	4.75	9/20/31	3,081,344
108,335	5.50	9/15/25	121,373
1,565,349	5.50	5/15/29	1,753,638
3,446,383	5.75	2/15/29	3,852,664
1,084,693	5.75	10/20/31	1,215,622
198,391	6.00	11/20/28	225,921
817,142	6.00	9/15/33	919,061
66,811	6.00	11/20/34	72,846
2,626,807	6.00	12/15/40	2,960,812
836,888	6.00	2/20/47	935,119
280,000	6.20	3/15/32	315,603
106,459	6.25	12/15/23	119,059
1,085,719	6.25	4/15/29	1,214,588
184,487	6.50	11/15/23	200,918
493,325	6.50	4/15/24	528,737
1,341,647	6.50	2/20/28	1,548,270
782,095	6.50	2/20/29	859,051
1,537,610	6.50	11/20/29	1,773,711
212,969	6.50	3/20/34	235,061
150,310	6.50	9/20/34	165,680
4,953,766	6.50	2/15/35	5,711,165
296,071	6.50	8/15/36	326,748
116,791	6.50	6/15/37	128,892
197,383	6.50	9/20/38	210,025
54,853	6.50	12/20/38	57,767
417,724	6.50	1/20/39	481,040
352,265	6.50	2/20/39	407,805
694,447	6.50	4/20/39	788,598
526,128	6.50	3/20/41	605,820
719,115	6.50	4/20/43	815,395
189,722	6.91	2/20/27	204,013
8,093,026	7.00	8/15/29	9,328,415

See accompanying notes to financial statements.

SEPTEMBER 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

8,244,608	7.00	10/15/29		9,549,607
234,105	7.00	1/15/32		258,924
327,182	7.00	2/20/32		386,333
414,905	7.00	5/15/38		481,973
386,775	8.00	6/20/31		464,466

				70,053,412

Small Business Administration - 1.0%
1,559,397	5.33	8/25/36		1,685,571
3,720,999	5.33	9/25/36		4,012,994

				5,698,565

Total Mortgage Pass-Through Securities (cost: $257,037,277)				257,912,880

U.S. Treasury / Federal Agency Securities - 1.3%
U.S. Treasury Strips:
400,000	2.42	11/15/27	[6]	316,318
16,600,000	2.92	5/15/44	[6]	7,664,368

Total U.S. Treasury / Federal Agency Securities (cost: $8,138,955)				7,980,686

Collateralized Mortgage Obligations - 52.5%
Federal Home Loan Mortgage Corporation - 14.7%
7,000,000	3.53	6/25/20		7,254,465
819,902	5.00	2/15/23		863,162
685,071	5.56	5/15/38	[1]	741,277
2,203,013	5.69	7/25/32	[1]	2,387,955
11,615	6.00	9/15/21		12,194
81,300	6.00	6/15/28		88,770
327,166	6.00	2/15/31		359,526
1,585,303	6.00	1/15/33		1,883,037
1,226,958	6.00	5/15/35		1,390,509
923,594	6.00	1/15/36		1,051,144
277,248	6.00	3/15/36		311,214
207,289	6.00	4/15/36		232,568
812,602	6.00	5/15/36		923,337
320,444	6.00	9/15/36		358,856
3,059,486	6.00	6/15/37		3,393,955
56,419	6.25	5/15/29		61,913
78,023	6.50	12/15/21		79,712
262,171	6.50	9/15/23		286,830
93,311	6.50	3/15/24		102,136
29,118	6.50	2/15/30		32,308
583,722	6.50	8/15/31		657,636
489,267	6.50	1/15/32		545,127
125,137	6.50	3/15/32		138,758
550,289	6.50	6/25/32		623,907
28,590	6.50	7/15/32		32,130
8,355,085	6.50	5/15/33		9,585,953
1,380,970	6.50	5/15/35		1,577,708
815,787	6.50	8/15/39		932,989
786,074	6.50	2/25/43		923,859
779,516	6.50	3/25/43		884,546
685,382	6.50	7/25/43		799,891

Principal		Maturity		Fair
Amount ($)	Coupon Rate (%)	Date		Value ($)

699,180	6.50	9/25/43	[1]	811,363
820,706	6.50	10/25/43		965,379
6,967,803	6.50	8/15/45		8,313,344
36,971	6.70	9/15/23		40,576
251,774	6.95	3/15/28		281,560
1,105	7.00	12/15/20		1,123
10,232	7.00	3/15/21		10,575
12,177	7.00	9/15/21		12,230
48,905	7.00	10/15/22		53,008
17,386	7.00	11/15/22		18,737
561,121	7.00	3/25/23		601,995
23,104	7.00	4/15/23		25,161
98,397	7.00	7/15/23		107,045
157,283	7.00	1/15/24		171,484
118,639	7.00	3/15/24		129,733
136,934	7.00	8/15/25		152,334
149,684	7.00	9/15/26		167,318
210,794	7.00	6/15/29		239,421
2,002,910	7.00	8/15/29		2,152,393
615,595	7.00	10/20/29		709,070
1,723,474	7.00	11/15/29		1,819,201
3,859,474	7.00	12/15/29		4,037,735
198,601	7.00	1/15/30		228,394
380,706	7.00	10/15/30		442,154
213,299	7.00	7/15/31		244,410
173,103	7.00	4/15/32		195,755
946,763	7.00	5/15/32		1,094,450
5,160,740	7.00	8/15/41		5,795,595
2,748,931	7.00	2/25/43		3,209,070
541,027	7.00	3/25/43		620,754
1,136,299	7.00	7/25/43		1,352,420
2,293,932	7.00	9/25/43		2,734,420
51,859	7.50	10/15/21		55,504
178,158	7.50	7/15/22		192,074
264,778	7.50	3/15/23		289,620
882,641	7.50	4/15/23		969,205
99,996	7.50	9/20/26		114,078
471,816	7.50	3/15/28		543,243
549,765	7.50	9/15/29		640,667
234,675	7.50	12/15/29		268,646
311,809	7.50	6/15/30		364,989
335,658	7.50	8/15/30		379,923
524,371	7.50	9/15/30		611,718
178,701	7.50	11/15/30		207,367
4,099,464	7.50	6/15/34		4,871,941
1,434,813	7.50	8/25/42	[1]	1,719,900
596,766	7.50	9/25/43		720,489
84,482	8.00	7/15/21		87,643
1,019,574	8.00	2/15/23		1,116,712
76,706	8.00	4/25/24		84,285
219,980	8.00	2/15/27		255,641
222,097	8.00	11/20/29		259,289

See accompanying notes to financial statements.

8	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal		Maturity		Fair
Amount ($)	Coupon Rate (%)	Date		Value ($)

311,927	8.00	1/15/30		368,911
18,282	8.25	6/15/22		20,141
72,646	8.30	11/15/20		77,799
28,610	8.50	10/15/22		30,285
187,002	8.50	3/15/25		214,960
47,704	8.50	3/15/32		54,828
13,226	9.00	12/15/19		13,483
1,555	9.15	10/15/20		1,642
25,551	9.50	2/15/20		26,343

				89,816,905

Federal National Mortgage Association - 22.9%
418,449	4.55	6/25/43		448,602
1,145,156	5.00	6/25/43		1,231,140
947,884	5.36	6/25/42		1,051,491
669,206	5.50	9/25/33		742,367
4,142,888	5.50	6/25/40		4,460,509
1,948,524	5.60	12/25/53	[1]	2,206,839
1,210,473	5.81	8/25/43		1,331,987
2,905,030	6.00	5/25/30		3,283,219
1,082,063	6.00	5/25/35		1,214,665
3,844,669	6.00	5/25/36		4,435,751
1,964,437	6.00	7/25/36		2,192,636
3,325,946	6.00	11/25/43		3,763,807
2,187,648	6.05	2/25/44		2,458,258
1,678,915	6.34	8/25/47	[1]	1,860,107
410,784	6.50	8/20/28		454,799
225,267	6.50	3/25/32		248,720
334,488	6.50	6/25/32		388,167
1,142,346	6.50	7/25/34		1,151,868
478,487	6.50	7/25/36		556,151
240,081	6.50	9/25/36		267,035
390,062	6.50	3/25/42		441,714
2,637,840	6.50	5/25/42		2,977,350
7,293,838	6.50	7/25/42		8,399,537
291,103	6.50	9/25/42		333,687
217,673	6.50	11/25/42		245,419
6,517,734	6.50	7/25/44		7,386,810
782,522	6.54	9/25/37	[1]	853,286
488,687	6.70	2/25/45	[1]	567,108
5,460,264	6.75	6/25/32		6,321,179
943,463	6.75	4/25/37		1,068,552
131,987	6.85	12/18/27		148,855
724,007	6.97	8/25/37	[1]	777,073
4,719	7.00	1/25/21		4,954
16,554	7.00	7/25/22		17,718
35,117	7.00	11/25/22		37,790
61,604	7.00	12/25/22		67,310
7,839	7.00	6/25/23		8,458
1,091,779	7.00	4/25/24		1,187,090
319,881	7.00	9/18/27		360,391
6,014,314	7.00	5/25/31		6,903,239
501,255	7.00	9/25/40		569,236

Principal		Maturity		Fair
Amount ($)	Coupon Rate (%)	Date		Value ($)

737,346	7.00	10/25/41		843,252
481,279	7.00	11/25/41		562,557
2,525,308	7.00	12/25/41		2,958,675
896,654	7.00	1/25/42		1,040,609
1,244,822	7.00	7/25/42		1,480,970
2,334,881	7.00	10/25/42	[1]	2,680,505
2,776,875	7.00	2/25/44		3,162,819
178,403	7.00	8/25/44		208,702
1,356,449	7.00	3/25/45		1,573,570
55,927	7.50	8/20/27		63,540
359,788	7.50	10/25/40		412,401
920,385	7.50	11/25/40		1,051,054
383,522	7.50	2/25/41		447,007
1,022,953	7.50	6/19/41	[1]	1,219,523
2,239,380	7.50	7/25/41		2,633,071
1,522,993	7.50	8/25/41		1,793,143
4,449,524	7.50	10/25/41		5,371,229
379,046	7.50	11/25/41		446,191
739,033	7.50	1/25/42		869,416
2,758,515	7.50	2/25/42	[1]	3,117,161
4,605,033	7.50	5/25/42		5,494,359
602,538	7.50	6/25/42		720,537
4,328,548	7.50	8/25/42		5,181,393
425,741	7.50	12/25/42	[1]	484,912
1,589,046	7.50	2/25/44		1,886,921
1,126,301	7.50	3/25/44		1,281,417
1,136,381	7.50	5/25/44		1,355,920
79,051	7.50	10/25/44		92,302
7,281,909	7.50	1/25/48		8,648,470
87,532	8.00	7/25/22		95,557
44,203	8.00	7/18/27		50,796
713,767	8.00	7/25/44		798,464
757,432	8.07	11/25/37	[1]	876,761
377,848	8.19	11/25/37	[1]	445,722
71,779	8.48	10/25/42	[1]	89,851
29,004	8.50	1/25/21		30,027
19,925	8.50	9/25/21		21,320
23,068	8.50	1/25/25		24,402
726,775	8.50	6/25/30		861,944
11,331	8.70	12/25/19		11,924
2,395	8.75	9/25/20		2,563
16,865	8.95	10/25/20		18,043
9,881	9.00	7/25/19		10,180
8,578	9.00	12/25/19		9,013
1,160	9.00	3/25/20		1,231
34,276	9.00	5/25/20		36,640
3,027	9.00	6/25/20		3,221
2,578	9.00	7/25/20		2,747
9,780	9.00	9/25/20		10,497
8,299	9.00	10/25/20		8,912
120,529	9.00	1/25/21		129,854
17,459	9.00	8/25/22		19,609

See accompanying notes to financial statements.

SEPTEMBER 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

77,115	9.00	11/25/28		88,701
653,443	9.00	6/25/30		803,719
136,449	9.00	10/25/30		167,205
7,217	9.25	1/25/20		7,541
280,860	9.32	6/25/32	[1]	320,242
1,355,154	9.39	7/25/37	[1]	1,340,970
2,973	9.50	12/25/18		3,046
14,192	9.50	3/25/20		15,147
2,052	9.50	4/25/20		2,181
15,786	9.50	11/25/20		17,036
128,942	9.50	11/25/31		153,081
360,673	9.50	12/25/41		421,334
29,460	9.60	3/25/20		31,304
1,697,913	10.42	9/25/42	[1]	2,206,776
611,426	11.06	6/25/44	[1]	704,942
36,084	19.36	3/25/39	[1]	49,608

				139,398,611

Government National Mortgage Association - 12.6%
500,000	5.50	9/20/39		606,206
3,619,984	5.53	11/20/45	[1]	4,028,311
9,726,511	5.62	4/20/40	[1]	11,017,651
1,410,554	5.99	11/20/43	[1]	1,573,038
3,375,467	6.00	11/20/33		3,810,354
1,380,600	6.00	6/20/43		1,538,020
1,924,619	6.00	2/20/46		2,191,364
3,449,107	6.14	1/20/39	[1]	3,980,576
1,638,918	6.20	10/20/40	[1]	1,862,988
1,908,813	6.21	2/20/42	[1]	2,159,338
4,404,867	6.26	12/20/42	[1]	5,136,970
3,308,486	6.29	12/20/40	[1]	3,743,978
4,114,172	6.37	5/20/43	[1]	4,710,163
4,497,863	6.49	6/20/41	[1]	5,146,469
1,813,989	6.50	7/20/32		2,086,125
1,397,638	6.61	7/20/39	[1]	1,608,618
994,867	6.67	9/20/44	[1]	1,148,263
717,986	6.69	4/20/39	[1]	832,138
5,402,065	6.73	7/20/40	[1]	6,191,413
173,280	6.86	3/16/41	[1]	188,307
2,046,332	6.90	8/20/40	[1]	2,386,194
1,395,412	6.98	6/20/45	[1]	1,610,128
85,749	7.00	9/16/23		85,919
316,334	7.00	6/20/26		353,033
580,600	7.00	5/20/38		587,579
422,626	7.00	5/20/42		490,916
522,237	7.16	12/20/33	[1]	603,079
2,747,854	7.30	8/20/38	[1]	3,221,459
78,222	7.50	5/16/27		88,521
1,841,556	7.53	7/20/44	[1]	2,120,442

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

25,069	8.50	2/20/32		30,252
1,123,527	9.00	3/16/30		1,295,701

				76,433,513

Vendee Mortgage Trust - 2.3%
3,276,917	6.50	8/15/31		3,698,163
1,553,795	6.50	10/15/31		1,797,015
1,364,490	6.75	2/15/26		1,529,875
1,401,556	7.00	3/15/28		1,610,884
2,309,819	7.08	3/15/25	[1]	2,674,153
301,046	7.25	9/15/22		315,622
516,196	7.25	9/15/25		584,056
474,121	7.75	5/15/22		514,293
747,830	7.75	9/15/24		836,701
251,104	8.00	2/15/25		284,306
132,096	8.29	12/15/26		153,193

				13,998,261

Total Collateralized Mortgage Obligations (cost: $316,310,006)				319,647,290

Asset-Backed Securities - 1.7%

Federal Home Loan Mortgage Corporation - 0.3%
1,040	6.09	9/25/29	[1]	1,034
174,572	6.28	10/27/31	[14]	199,466
1,611,747	7.16	7/25/29		1,784,974

				1,985,474

Federal National Mortgage Association - 0.5%
19,374	1 Mo. Libor + 0.34, 1.58%	11/25/32	[1]	18,952
670,949	4.77	9/26/33	[14]	740,829
211,987	5.00	10/25/33	[14]	222,542
1,504,331	5.75	2/25/33	[14]	1,606,705
6,165	6.47	10/25/31	[14]	6,180
40,053	6.50	5/25/32	[14]	41,352
354,155	6.59	10/25/31	[14]	375,027
2,067	6.83	7/25/31	[14]	2,083
10,664	7.80	6/25/26	[1]	12,202

				3,025,872

Small Business Administration - 0.9%
3,149,383	5.87	7/1/28		3,456,037
550,391	7.13	10/1/20		567,451
609,022	7.33	8/1/20		630,116
368,578	8.03	5/1/20		383,198

				5,036,802

Total Asset-Backed Securities (cost: $9,907,670)				10,048,148

See accompanying notes to financial statements.

10	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Quantity Name of Issuer	Fair Value ($)

Short-Term Securities - 0.8%

5,070,179 Fidelity Inst. Money Mkt. Gvt. Fund, 0.91%	5,070,179

(cost: $5,070,179)

Total Investments in Securities - 98.7% (cost: $596,464,087)	600,659,183

Call Options Written [10,19] - (0.3%) (premiums received: $2,636,768)	(1,641,016)

Other Assets and Liabilities, net - 1.6%	9,917,066

Total Net Assets - 100.0%	$608,935,233

[1]	Variable rate security. Rate disclosed is as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[10]	The amount of $9,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2017.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of September 30, 2017.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

(19)	Options outstanding as of September 30, 2017 were as follows:

		Exercise	Expiration		Notional	Cost/
Description	Contracts	Price ($)	Date	Counterparty	Amount ($)	Premiums ($)	Value ($)

Call Options Written - U.S. Treasury Futures:
2-Year	(775)	107.63	November 2017	Societe Generale	167,169,922	(407,983)	(375,391)
5-Year	(875)	117.50	November 2017	Societe Generale	102,812,500	(656,307)	(266,602)
5-Year	(1,375)	117.00	December 2017	Societe Generale	161,562,500	(1,572,478)	(999,023)

						(2,636,768)	(1,641,016)

A summary of the levels for the Fund’s investments as of September 30, 2017 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Assets
Mortgage Pass-Through Securities	—	257,912,880	—	257,912,880
U.S. Treasury / Federal Agency Securities	—	7,980,686	—	7,980,686
Collateralized Mortgage Obligations	—	319,647,290	—	319,647,290
Asset-Backed Securities	—	10,048,148	—	10,048,148
Short-Term Securities	5,070,179	—	—	5,070,179

	5,070,179	595,589,004	—	600,659,183

Liabilities
Call Options Written	(1,641,016)	—	—	(1,641,016)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to financial statements.

SEPTEMBER 30, 2017	11

Sit Quality Income Fund

OBJECTIVE & STRATEGY

The objective of the Quality Income Fund is to provide high current income and safety of principal, which it seeks to attain by investing at least 80% of its assets in debt securities issued by the U.S. government and its agencies, debt securities issued by corporations and, mortgage and other asset-backed securities. The Fund invests at least 50% of its assets in U.S. government debt securities, which are securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

The Sit Quality Income Fund provided a return of +0.71% during the 6-month period ending September 30, 2017, compared to the return of the Bloomberg Barclays 1-3 Year Government/Credit Bond Index of +0.65%. The Fund’s 30-day SEC yield was 1.52% and its 12-month distribution rate was 1.05%.

The primary goal of the Fund is to maintain a high credit quality portfolio with stable principal values, while generating a relatively high level of income. During the period, the Fund benefitted from the income advantage produced by its holdings in non-agency residential mortgage, corporate, and taxable municipal securities. Non-agency residential mortgages outperformed as higher home prices increased demand for these securities. Taxable municipal securities also outperformed as higher tax revenues resulted in better balance sheets for many municipalities. Corporate securities outperformed as future growth prospects continue to increase demand, causing yields to decrease relative to treasuries. The Fund uses Treasury futures and options to reduce interest rate risk. Although the use of futures and options detracted slightly from performance, it was successful in providing stability to the Fund’s net asset value. We believe the recently announced Federal Reserve balance sheet normalization program will result in increased interest rate volatility. We expect President Trump and Congress to pursue fiscal and tax policies that improve future long-term economic growth. As the details and timing of new pro-growth policies emerge, we expect the Federal Reserve to maintain its methodical approach of reducing its balance sheet and raising interest rates over time.

We have positioned the Fund defensively, in both credit quality and interest rate sensitivity to maximize return potential while preserving principal. We focus on a mix of Treasury, agency and credit sectors that provide relatively high levels of income and stable prices.

Michael C. Brilley	Mark H. Book, CFA
Bryce A. Doty, CFA	Chris M. Rasmussen, CFA
Senior Portfolio Managers	Portfolio Managers

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays 1-3 Year Government/Credit Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1  The Bloomberg Barclays 1-3Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

12	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

  COMPARATIVE RATES OF RETURNS

  as of September 30, 2017

	Sit Quality Income Fund	Bloomberg Barclays 1-3 Year Government/Credit Index[1]	Lipper Short Investment Grade Bond Index[2]
Six Months	0.71%	0.65%	n/a
One Year	0.85	0.66	1.44%
Since Inception (12/31/12)	0.57	0.93	1.25

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for the periods greater than one year are compounded average annual rates of return.

1  The Bloomberg Barclays 1-3Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2  The Lipper returns are obtained from LipperAnalytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

U.S. Treasury/Federal Agency Securities	35.2%
Asset-Backed (non-agency)	13.6
Mortgage Pass-Through (Agency)	13.6
Taxable Municipal Bonds	12.3
Corporate Bonds	12.0
Collateralized Mortgage Obligations (Non-Agency)	10.6
Other Net Assets	2.7

Based on total net assets as of September 30, 2017. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/17:	$9.84 Per Share
Net Asset Value 3/31/17:	$9.83 Per Share
Total Net Assets:	$69.3 Million
Average Maturity:	7.9 Years
Effective Duration[3]:	0.6 Years

3  Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

SEPTEMBER 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 15.3%
Agency - 1.7%
FNMA REMICS, Series 2001-W2, Class AS5 [14]	7,636	6.47	10/25/31	7,654
Small Business Administration, Series 2000-20D, Class 1	98,466	7.47	4/1/20	102,029
Small Business Administration, Series 2006-20D, Class 1	460,699	5.64	4/1/26	492,620
Small Business Administration, Series 2007-20B, Class 1	236,756	5.49	2/1/27	253,083
Small Business Administration, Series 2007-20J, Class 1	298,288	5.57	10/1/27	319,157

				1,174,543

Non-Agency - 13.6%
Bayview Financial Mortgage Pass-Through Trust, Series 2006-B, Class 1A5 [14]	8,372	6.04	4/28/36	8,355
Bayview Opportunity Master Fund, Series 2017-SPL5, Class A 1, [4]	594,072	3.50	6/28/57	608,705
Bear Stearns Asset Backed Securities I Trust, Series 2005-AQ2, Class A3, 1 Mo. Libor + 0.36%[1]	386,782	1.60	9/25/35	386,958
Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A2, 1 Mo. Libor + 0.47%[1]	160,884	1.71	3/25/35	160,616
Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A3, 1 Mo. Libor + 0.40%[1]	10,361	1.64	3/25/35	10,341
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	103,644
Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	314,226
Centex Home Equity Loan Trust, Series 2004-D, Class AF6 [14]	41,610	5.17	9/25/34	42,268
CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	40,212	4.56	10/20/32	40,951
Citifinancial Mortgage Securities, Inc., Series 2004-1, Class AF3 [14]	12,583	4.27	4/25/34	12,562
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1, 1 Mo. Libor + 1.75%[1]	84,072	2.98	5/15/33	83,999
Conseco Financial Corp., Series 1997-3, Class A6	10,533	7.32	3/15/28	10,656
Conseco Financial Corp., Series 1998-1, Class A6 [1]	1,884	6.33	11/1/29	1,884
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	257,697	5.12	2/25/35	260,375
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-AGE1, Class M3, 1 Mo. Libor + 0.65%[1]	257,774	1.89	2/25/32	255,389
First Alliance Mortgage Loan Trust, Series 1997-4, Class A2 [14]	329,182	7.63	4/20/29	332,783
GSAMP Trust, Series 2004-FM1, Class M1, 1 Mo. Libor + 0.98%[1]	240,749	2.21	11/25/33	237,752
Hertz Vehicle Financing, LLC, Series 2016-3A, Class A [4]	250,000	2.27	7/25/20	248,827
Irwin Whole Loan Home Equity Trust, Series 2003-B, Class M, 1 Mo. Libor + 2.00%[1]	85,811	3.24	11/25/32	86,073
Irwin Whole Loan Home Equity Trust, Series 2005-A, Class M1, 1 Mo. Libor + 0.86%[1]	882,884	2.09	6/25/34	877,952
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	11,916	5.13	11/25/33	12,171
NovaStar Mortgage Funding Trust, Series 2003-2, Class A1, 1 Mo. Libor + 0.61%[1]	33,459	1.85	9/25/33	33,466
NovaStar Mortgage Funding Trust, Series 2004-2, Class M2, 1 Mo. Libor + 1.02%[1]	49,599	2.26	9/25/34	49,650
OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A3 [4]	1,000,000	2.82	6/10/21	1,004,076
OSCAR US Funding Trust VII, LLC, Series 2017-2A, Class A3 [4]	500,000	2.45	12/10/21	500,034
OSCAR US Funding Trust, Series 2014-1A, Class A4 [4]	200,000	2.55	12/15/21	199,640
Park Place Securities, Inc., Series 2005-WHQ3, Class M2, 1 Mo. Libor + 0.68%[1]	127,687	1.91	6/25/35	127,779
RAAC Trust, Series 2006-RP2, Class A, 1 Mo. Libor + 0.25%[1,4]	79,854	1.49	2/25/37	79,464
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class AI6	760	4.55	12/25/34	762
Residential Funding Mortgage Securities, Series 2006-HI1, Class M2 [14]	115,707	6.06	2/25/36	121,105
Santander Drive Auto Receivables, Series Trust 2016-2, Class B	700,000	2.08	2/16/21	701,912
Verizon Owner Trust, Series 2017-1A, Class A [4]	750,000	2.06	9/20/21	752,048
Wheels, LLC, Series 2017-1A, Class A3 [4]	1,000,000	2.13	4/20/26	997,639
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A4	750,000	2.32	8/15/22	753,205

				9,417,267

Total Asset-Backed Securities (cost: $10,550,524)				10,591,810

Collateralized Mortgage Obligations - 27.8%
Agency - 17.2%
FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A1	42,378	3.34	12/25/19	42,505
FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2	100,000	4.22	3/25/20	104,859
FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2 [1]	420,000	4.19	12/25/20	444,895

See accompanying notes to financial statements.

14	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2 [1]	2,040,000	3.97	1/25/21	2,158,813
FHLMC Multifamily Structured Pass Through Certificates, Series K713, Class A2	1,000,000	2.31	3/25/20	1,007,461
FHLMC Multifamily Structured Pass Through Certificates, Series K715, Class A2	500,000	2.86	1/25/21	511,581
FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2	2,000,000	3.13	6/25/21	2,068,956
FHLMC REMICS, Series 2528, Class KM	69,951	5.50	11/15/22	74,368
FHLMC REMICS, Series 3104, Class BY	206,863	5.50	1/15/26	225,579
FHLMC REMICS, Series 3614, Class QA	428,328	4.00	5/15/24	434,639
FHLMC REMICS, Series 3737, Class NA	304,689	3.50	6/15/25	313,072
FHLMC REMICS, Series 3795, Class CA	279,713	4.50	5/15/39	281,851
FHLMC REMICS, Series 3806, Class JA	560,642	3.50	2/15/26	579,346
FHLMC REMICS, Series 3817, Class GA	327,206	3.50	6/15/24	329,534
FNMA ACES, Series 2009-M1, Class A2	382,358	4.29	7/25/19	392,547
FNMA REMICS, Series 2003-52, Class NA	90,245	4.00	6/25/23	93,040
FNMA REMICS, Series 2005-19, Class PA	100,292	5.50	7/25/34	104,339
FNMA REMICS, Series 2005-68, Class PC	22,944	5.50	7/25/35	23,815
FNMA REMICS, Series 2008-65, Class CD	81,015	4.50	8/25/23	82,856
FNMA REMICS, Series 2009-13, Class NX	359,475	4.50	3/25/24	367,864
FNMA REMICS, Series 2009-71, Class MB	83,335	4.50	9/25/24	87,645
FNMA REMICS, Series 2009-88, Class DA	40,114	4.50	10/25/20	40,690
FNMA REMICS, Series 2010-28, Class DA	13,614	5.00	9/25/28	13,694
FNMA REMICS, Series 2011-16, Class GE	41,171	2.75	3/25/26	41,274
FNMA REMICS, Series 2011-42, Class BJ	68,185	3.00	8/25/25	68,371
FNMA REMICS, Series 2011-46, Class A	41,687	3.00	5/25/24	41,955
FNMA REMICS, Series 2012-19, Class GH	52,640	3.00	11/25/30	53,724
FNMA REMICS, Series 2013-74, Class AD	341,398	2.00	7/25/23	339,900
FREMF Multifamily Aggregation Risk Transfer Trust, Series 2017-KT01, Class A, 1 Mo. Libor + 0.32%[1]	1,000,000	1.56	2/25/20	1,002,150
GNMA, Series 2011-29, Class JA	62,876	4.50	4/20/40	63,804
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A, 1 Mo. Libor + 0.45%[1]	297,697	1.68	10/7/20	298,580
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 2A, 1 Mo. Libor + 0.56%[1]	97,069	1.79	12/8/20	97,660
Vendee Mortgage Trust, Series 1993-1, Class ZB	131,738	7.25	2/15/23	144,594

				11,935,961

Non-Agency - 10.6%
Bear Stearns Trust, Series 2004-10, Class 1A1, 1 Mo. Libor + 0.68%[1]	326,863	1.92	9/25/34	328,720
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1 [1]	981,711	3.47	12/25/33	995,384
COLT Mortgage Loan Trust, Series 2017-1, Class A1 [1,4]	403,210	2.61	5/27/47	408,185
COLT Mortgage Loan Trust, Series 2017-2, Class A2A 1, [4]	500,000	2.57	10/25/47	499,989
COMM Mortgage Trust, Series 2014-CR21, Class A1	346,184	1.49	12/10/47	345,148
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A1	12,880	4.75	10/25/18	12,880
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A3	47,727	4.75	10/25/18	47,658
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A1, 1 Mo. Libor + 0.50%[1]	61,503	1.74	6/25/35	58,330
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1 [1]	364,094	3.44	11/21/34	373,418
MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	80,392	6.25	6/25/33	83,670
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	140,326	5.50	7/25/33	146,789
MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	177,066	5.50	12/25/33	183,639
MASTR Asset Securitization Trust, Series 2005-2, Class 1A3	63,000	5.35	11/25/35	65,722
Mill City Mortgage Loan Trust 2017-3, Class A1 1, [4]	500,000	2.75	2/25/58	502,670
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	923,965	4.00	4/25/57	961,389
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50%[1,4]	479,332	2.74	7/25/56	492,704
Prime Mortgage Trust, Series 2004-CL1, Class 1A1	110,162	6.00	2/25/34	115,319
RAAC Trust, Series 2004-SP3, Class AI5 [1]	2,912	4.89	12/25/32	2,948
Sequoia Mortgage Trust, Series 2012-1, Class 2A1 [1]	57,574	3.47	1/25/42	58,231

See accompanying notes to financial statements.

SEPTEMBER 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Sequoia Mortgage Trust, Series 2012-2, Class B1 [1]	769,205	4.26	4/25/42	798,779
Sequoia Mortgage Trust, Series 2017-4, Class A4 1, [4]	468,651	3.50	7/25/47	480,001
Structured Asset Securities, Corp. Mtg Loan Trust, Series 2005-GEL3, Class M3, 1 Mo. Libor + 1.20%[1]	69,842	2.44	6/25/35	69,640
Structured Asset Securities, Corp. Mtg Pass-Through Certificates, Series 2003-22A, Class 3A [1]	171,927	3.49	6/25/33	174,561
WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A, US Treasury + 1.25%[1]	78,201	1.96	2/27/34	77,218
WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 7A	29,008	5.50	8/25/19	29,251

				7,312,243

Total Collateralized Mortgage Obligations (cost: $19,245,831)				19,248,204

Corporate Bonds - 12.0%
AbbVie, Inc.	350,000	2.90	11/6/22	354,938
Aircraft Certificate Owner Trust 2003 [4]	313,077	7.00	9/20/22	332,644
Anheuser-Busch InBev Finance, Inc.	675,000	3.30	2/1/23	699,823
Citizens Bank NA	300,000	2.65	5/26/22	300,071
Continental Airlines 2000-2 Class A-1 Pass Through Trust	100,904	7.71	4/2/21	108,724
Dominion Energy, Inc.	350,000	2.75	9/15/22	352,474
Doric Nimrod Air Finance Alpha, Ltd. 2012-1, Class A Pass Through Trust [4]	389,198	5.13	11/30/22	404,366
General Motors Financial Co., Inc.	525,000	3.45	4/10/22	533,626
Heineken NV [4]	275,000	3.40	4/1/22	287,089
Leggett & Platt, Inc.	400,000	3.40	8/15/22	404,617
Liberty Mutual Group, Inc. [4]	350,000	5.00	6/1/21	379,135
Mosaic Co.	300,000	4.25	11/15/23	311,535
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29%1, [4]	500,000	3.61	12/15/24	499,515
Nissan Motor Acceptance Corp. [4]	693,000	2.65	7/13/22	694,768
Prudential Financial, Inc., CPI YOY + 2.75%[1]	800,000	4.38	8/10/18	811,920
Southern California Edison Co.	289,286	1.85	2/1/22	286,252
Sumitomo Mitsui Financial Group, Inc.	250,000	2.78	7/12/22	250,968
Visa, Inc.	350,000	2.80	12/14/22	357,890
Wells Fargo & Co. (Subordinated)	800,000	6.65	10/15/23	939,464

Total Corporate Bonds (cost: $8,323,828)				8,309,819

Mortgage Pass-Through Securities - 13.6%
Federal Home Loan Mortgage Corporation - 2.2%
Freddie Mac	218,314	3.00	9/1/27	224,682
Freddie Mac	49,870	3.50	7/1/26	52,407
Freddie Mac	325,411	4.00	7/1/26	343,447
Freddie Mac	326,867	4.00	1/1/27	345,324
Freddie Mac	14,200	4.50	5/1/19	14,518
Freddie Mac	33,135	4.50	6/1/19	33,910
Freddie Mac	21,453	4.50	6/1/19	21,936
Freddie Mac	103,645	4.50	12/1/21	106,711
Freddie Mac	37,478	4.50	7/1/26	38,393
Freddie Mac	6,304	5.00	3/1/18	6,462
Freddie Mac	33,083	5.00	7/1/19	33,959
Freddie Mac	21,878	5.00	10/1/25	23,759
Freddie Mac	10,777	5.50	10/1/19	10,949
Freddie Mac	88,301	5.50	5/1/20	90,585
Freddie Mac	22,233	5.50	7/1/20	22,735
Freddie Mac	21,176	5.50	12/1/20	21,546

See accompanying notes to financial statements.

16	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Freddie Mac	67,206	5.50	3/1/21	69,657
Freddie Mac	38,906	5.50	3/1/21	40,563

				1,501,543

Federal National Mortgage Association - 11.0%
Fannie Mae	729,821	2.50	6/1/23	738,184
Fannie Mae	270,065	2.75	11/1/17	269,811
Fannie Mae	345,967	3.00	8/1/28	356,467
Fannie Mae	1,000,000	3.15	9/1/18	1,011,017
Fannie Mae	477,224	3.18	12/1/17	477,275
Fannie Mae	46,816	3.50	10/1/21	48,762
Fannie Mae	927,169	3.50	1/1/26	965,720
Fannie Mae	34,154	4.00	9/1/24	35,723
Fannie Mae	207,822	4.00	6/1/25	218,313
Fannie Mae	28,613	4.00	10/1/31	30,389
Fannie Mae	786,520	4.44	6/1/21	828,632
Fannie Mae	206,410	4.50	4/1/25	217,575
Fannie Mae	448,932	4.73	2/1/20	469,273
Fannie Mae	29,688	5.00	8/1/19	30,383
Fannie Mae	81,025	5.00	9/1/20	83,765
Fannie Mae	441,273	5.36	1/1/19	452,800
Fannie Mae	1,092,010	5.44	1/1/19	1,121,148
Fannie Mae	18,489	5.50	4/1/19	18,710
Fannie Mae	26,974	5.50	1/1/21	27,793
Fannie Mae	22,018	5.50	10/1/21	22,620
Fannie Mae	179,463	6.00	2/1/21	186,594
Fannie Mae	7,221	6.50	2/1/19	8,002

				7,618,956

Government National Mortgage Association - 0.4%
Ginnie Mae, US Treasury + 1.50%[1]	68,660	2.63	4/20/33	71,534
Ginnie Mae, US Treasury + 1.50%[1]	15,298	2.63	4/20/42	15,748
Ginnie Mae	80,294	5.00	12/20/23	84,136
Ginnie Mae	57,925	5.00	9/15/24	60,487
Ginnie Mae	79,149	5.00	6/20/26	85,139

				317,044

Total Mortgage Pass-Through Securities (cost: $9,412,734)				9,437,543

Taxable Municipal Bonds - 12.3%
Arizona State University	240,000	5.88	7/1/36	240,742
Atlanta Downtown Development Authority [17]	825,000	6.88	2/1/21	915,808
Berks County Industrial Development Authority	475,000	3.20	5/15/21	476,354
City of Wilkes-Barre PA [17]	1,000,000	3.24	11/15/21	1,038,630
Colorado Housing & Finance Authority	640,000	4.00	11/1/31	659,238
Iowa Finance Authority [17]	585,000	1.77	1/1/18	584,895
Massachusetts Educational Financing Authority	630,000	4.00	1/1/32	648,283
Multistate Liquidating Trust No. 1 4, 17	200,000	1.39	12/15/18	199,288
NDSU Research & Technology Park, Inc.	250,000	1.85	5/1/20	245,450
New Hampshire Housing Finance Authority	680,000	4.22	7/1/29	696,449
New Hampshire Housing Finance Authority	300,000	4.00	7/1/35	307,155
New Hampshire Housing Finance Authority	600,000	4.00	1/1/37	614,214
New Hampshire Housing Finance Authority	750,000	3.22	1/1/40	745,965

See accompanying notes to financial statements.

SEPTEMBER 30, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Omaha Airport Authority	140,000	2.11	12/15/20	140,070
Rhode Island Housing & Mortgage Finance Corp.	105,000	4.00	10/1/39	107,430
South Dakota Housing Development Authority	410,000	3.50	11/1/41	413,944
Tennessee Housing Development Agency	170,000	3.50	7/1/31	171,748
Texas Department of Housing & Community Affairs [17]	330,000	4.80	7/1/19	335,465

Total Taxable Municipal Bonds (cost: $8,562,721)				8,541,128

U.S. Treasury / Federal Agency Securities - 16.3%
Federal Agency Issues - 0.3%
Federal Agricultural Mortgage Corp., 3 Mo. Libor + 0.37%[1]	250,000	1.69	3/9/23	253,131

U.S. Treasury - 16.0%
U.S. Treasury Bill [6]	2,080,000	0.87	10/19/17	2,079,098
U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.17%[1]	3,000,000	1.23	7/31/18	3,004,472
U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.27%[1]	6,000,000	1.32	1/31/18	6,005,595

				11,089,165

Total U.S. Treasury / Federal Agency Securities (cost: $11,341,794)				11,342,296

Total Investments in Securities - 97.3% (cost: $67,437,432)				67,470,800

Other Assets and Liabilities, net - 2.7%				1,873,479

Total Net Assets - 100.0%				$69,344,279

[1]	Variable rate security. Rate disclosed is as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]	144A Restricted Security. The total value of such securities as of September 30, 2017 was $10,532,176 and represented 15.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of September 30, 2017.

[17]	Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of September 30, 2017 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)

Short Futures: [10]
U.S. Treasury 5-Year	177	December 2017	20,797,500	120,999
U.S. Treasury 2-Year	24	December 2017	5,176,875	13,058

				134,057

[10]	The amount of $500,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2017.

See accompanying notes to financial statements.

18	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

A summary of the levels for the Fund’s investments as of September 30, 2017 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

		Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other Significant	Other Significant
	Price ($)	Observable Inputs ($)	Observable Inputs ($)	Total ($)

Assets
Asset-Backed Securities	—	10,591,810	—	10,591,810
Collateralized Mortgage Obligations	—	19,248,204	—	19,248,204
Corporate Bonds	—	8,309,819	—	8,309,819
Mortgage Pass-Through Securities	—	9,437,543	—	9,437,543
Taxable Municipal Bonds	—	8,541,128	—	8,541,128
U.S. Treasury / Federal Agency Securities		11,342,296	—	11,342,296
Futures	134,057	—	—	134,057

	134,057	67,470,800	—	67,604,857

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to financial statements.

SEPTEMBER 30, 2017	19

Sit Tax-Free Income Fund

OBJECTIVE & STRATEGY

The objective of the Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal securities.

Such municipal securities generate interest income that is exempt from both federal regular income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% of its net assets in such tax-exempt municipal securities.

The Sit Tax-Free Income Fund provided a total return of +3.71% for the 6-month period ending September 30, 2017, outpacing the +1.94% return for its benchmark, the Bloomberg Barclays 5-Year Municipal Bond Index. The Fund’s 30-day SEC yield was 2.63%, which compared favorably to the yield of 1.60% for the benchmark index. The Fund’s 12-month distribution rate was 4.33%.

Modest inflows into tax-exempt bond funds have continued. After 2016 experienced the tail end of a 54-week streak of inflows, and ending the year with nearly $33 billion added to mutual funds, 2017 has experienced an influx of another $13 billion through September. Further firming technicals for the municipal market in 2017, municipal bond issuance has slowed from the record pace of 2016. $241 billion of municipal bonds were issued from April 2016 through September 30, 2016, but this was down to $196 billion for the same period in 2017. Certainly, many issuers refinanced their debt in 2016 due to the historically low rates throughout the year, via both current and advanced refundings. Even as rates have rebounded from their trough, they remain low relative to history. Exceptionally low rates are not expected to persist indefinitely, however. The Federal Reserve has been open about its plans to both increase rates as well as allow assets to run off its balance sheet. With the expectation this should pressure interest rates upward, we began hedging our portfolios in April using U.S. Treasury futures to shorten duration, which positions the Fund more defensively.

The significant outperformance for the Fund over the past six month period can be attributed to multiple factors. The Fund’s barbelled duration was advantageous. Over the past six months, prices of bonds on the longer end of the curve appreciated more than those on the shorter end. Additionally, the Fund’s distribution across credit ratings contributed positively to performance. Generally speaking, lower rated and non-rated credits noticeably outperformed their higher rated peers over this period. And while the Bloomberg Barclays 5-Year Municipal Bond Index is comprised substantially of AA-rated bonds and higher, the Fund held 29% of assets in A-rated bonds or lower as of September 30, 2017, and another 21% in non-rated bonds. Finally, security selection within the Housing sectors, the Fund’s largest weightings, was strong. The net effect of hedging for the entire period was negligible, detracting five basis points.

  HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1  The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

The Fund’s core strategy has not changed. We will continue to emphasize income as the primary source of returns, and will add to higher coupon bonds when available. We will also focus deeply on credit analysis to take advantage of opportunities as they arise. We remain diversified on an industry and issuer basis in order to manage credit and liquidity risk, and we continue to believe the Fund is positioned to achieve attractive risk-adjusted returns going forward.

Michael C. Brilley

Paul J. Jungquist, CFA

Senior Portfolio Managers

20	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2017
	Sit Tax-Free Income Fund	Bloomberg Barclays 5-Year Muni Bond Index[1]	Lipper General Muni. Bond Fund Index[2]
Six Month	3.71%	1.94%	n/a
One Year	1.17	1.14	0.82%
Five Years	4.02	1.93	3.24
Ten Years	4.42	3.81	4.44
Since Inception (9/29/88)	5.25	5.07	5.61

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1  The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2  The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Single Family Mortgage	22.9%
Multi Family Mortgage	21.9
Other Revenue	10.1
General Obligation	6.4
Insured	6.4
Education/Student Loan	6.0
Hospital/Health Care	5.6
Sectors less than 5%	12.8
Cash & Other Net Assets	7.9

Based on total net assets as of September 30, 2017. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/17:	$9.61 Per Share
Net Asset Value 3/31/17:	$9.49 Per Share
Total Net Assets:	$172.8 Million
Average Maturity:	16.6 Years
Effective Duration[3]:	2.6 Years

3  Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Adviser’s Assessment of Non-Rates Securities

AAA	0.0%
AA	0.2
A	0.0
BBB	0.5
BB	16.9
<BB	3.3
Total	20.9%

SEPTEMBER 30, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 87.8%
Alabama - 0.3%
Pell City Special Care Facs. Finance Auth. Rev. (Noland Health Services, Inc.)	500,000	5.00	12/1/31	550,465

Alaska - 1.6%
AK Hsg. Finance Corp. Mtg. Rev.	750,000	4.13	12/1/37	765,210
AK Hsg. Finance Corp. Mtg. Rev.	640,000	4.25	12/1/40	654,605
AK Hsg. Finance Corp. Mtg. Rev. (G.O. of Corp. Insured)	500,000	4.50	12/1/35	510,980
AK Hsg. Finance Corp. Rev. (State Capital Proj.)	500,000	4.00	6/1/36	527,005
AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,15]	250,000	5.50	N/A	23,100
AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	272,815
North Slope Borough Service Area Rev.	15,000	5.25	6/30/34	17,164

				2,770,879

Arizona - 1.6%
AZ Industrial Dev. Auth. Rev. (Bridgewater Avondale Proj.)	500,000	5.38	1/1/38	501,860
Glendale Industrial Dev. & Auth. Rev. (Glencroft Retirement Community)	300,000	5.00	11/15/36	291,351
Maricopa Co. Industrial Dev. Auth. Education Rev. (Horizon Community Learning Center)	300,000	5.00	7/1/35	310,296
Maricopa Co. Industrial Dev. Auth. Rev. (Christian Care Surprise Inc.) [4]	250,000	5.75	1/1/36	252,063
Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	400,000	5.25	11/15/29	405,340
Phoenix City Industrial Dev. Auth. Rev. (Great Hearts Academies Proj.)	250,000	6.30	7/1/42	295,060
Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	200,000	6.38	12/1/18	204,104
Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	455,000	9.75	5/1/25	527,413

				2,787,487

California - 8.5%
CA Health Facs. Finance Auth. Rev. (El Camino Hospital)	300,000	5.00	2/1/35	339,882
CA Infrastructure & Econ. Dev. Rev. (Dept. of Social Services) (AMBAC G.O. of Authority Insured) [9]	500,000	5.00	12/1/18	504,885
CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	500,000	6.00	8/1/29	638,680
CA State G.O.	500,000	4.00	12/1/40	528,725
Carlsbad Unified School District G.O. Capital Appreciation [6]	400,000	6.13	8/1/31	441,416
Colton Joint Unified School District G.O. (AGM Insured) [6]	1,000,000	5.80	8/1/35	980,770
Encinitas Union School District G.O. Capital Appreciation [6]	500,000	6.75	8/1/35	555,075
Hartnell Community College G.O. [6]	500,000	7.00	8/1/34	511,630
Healdsburg Unified School District G.O. [6]	1,250,000	4.60	8/1/37	1,069,938
Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	250,000	6.75	8/1/40	320,378
Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	5.95	8/1/34	1,000,978
Martinez Unified School District G.O. [6]	250,000	6.13	8/1/35	324,458
Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	500,000	6.25	10/1/28	591,775
Redondo Beach School District G.O. [6]	600,000	6.38	8/1/34	792,276
Reef-Sunset Unified School District (BAM Insured) [6]	750,000	4.85	8/1/38	695,318
Ripon Unified School District G.O. (BAM Insured) [6]	270,000	4.50	8/1/30	294,281
Ripon Unified School District G.O. (BAM Insured) [6]	80,000	4.50	8/1/30	83,669
Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	1.45	6/1/39	424,975
San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	455,516
South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	500,000	5.00	10/1/30	571,585
Southwest Community Finance Auth. Rev. (Riverside Co. Proj.) [9]	350,000	6.00	5/1/24	360,076
Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	450,000	6.50	12/1/37	576,342
Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.30	8/1/41	487,644
Tustin Unified School District G.O. Capital Appreciation [6]	500,000	6.00	8/1/28	526,165
Upland Unified School District G.O. Capital Appreciation [6]	1,000,000	7.00	8/1/41	1,106,830
Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.13	8/1/34	495,515

				14,678,782

See accompanying notes to financial statements.

22	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Colorado - 2.7%
CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	262,990
CO Educational & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	500,000	6.00	5/1/30	562,450
CO Educational & Cultural Facs. Auth. Rev. Ref. (Windsor Charter Academy) [4]	800,000	5.00	9/1/36	802,512
Copperleaf Metro District No. 2 G.O.	500,000	5.75	12/1/45	529,435
Crystal Crossing Metro District G.O.	500,000	5.25	12/1/40	507,430
Denver Health & Hospital Auth. Rev. [4]	250,000	5.00	12/1/34	276,212
East Morgan Co. Hospital District C.O.P. [9]	500,000	5.88	12/1/38	504,560
Lambertson Farms Metro District No. 1 G.O.	500,000	5.00	12/15/25	502,080
Leyden Rock Metropolitan District No. 10 G.O.	250,000	5.00	12/1/45	254,050
Palisade Metropolitan District No. 2 G.O.	500,000	5.00	12/1/46	506,580

				4,708,299

Connecticut - 0.8%
CT Hsg. Finance Auth. Rev.	500,000	3.75	11/15/35	507,450
CT Hsg. Finance Auth. Rev.	550,000	3.88	11/15/35	574,074
CT Hsg. Finance Auth. Rev.	250,000	3.75	11/15/40	254,402

				1,335,926

District of Columbia - 0.3%
District of Columbia Rev. (Ingleside Rock Creek Proj.)	250,000	5.00	7/1/37	260,770
Washington Convention & Sports Auth. Rev. (AMBAC G.O. of Authority Insured)	250,000	5.00	10/1/19	250,818

				511,588

Florida - 11.4%
Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	385,000	8.00	10/1/32	456,298
Babcock Ranch Community Independent District Special Assessment	250,000	5.00	11/1/31	254,987
Bay Co. Educational Facs. Rev. (Bay Haven Charter)	480,000	5.25	9/1/30	494,107
Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	200,000	6.25	5/1/35	200,242
Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	100,000	6.25	5/1/45	100,264
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.00	8/1/27	253,478
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.38	8/1/32	253,412
Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	500,000	5.38	2/1/35	492,760
Capital Trust Agency Rev. (Tallahassee Tapestry) [4]	550,000	6.75	12/1/35	552,294
Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) [4]	250,000	6.75	7/1/37	253,350
Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	250,000	7.00	4/1/35	252,607
Celebration Pointe Community Dev. District Special Assessment Rev. [4]	250,000	5.00	5/1/32	254,565
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	250,000	7.25	5/15/26	271,835
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	500,000	8.13	5/15/44	555,905
Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	415,000	6.25	10/1/39	467,962
Durbin Crossing Community Dev. District Special Assessment (AGM Insured)	520,000	5.00	5/1/32	597,678
Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. [2,5,15]	100,000	5.75	N/A	59,956
FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	150,000	5.00	7/1/26	161,770
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	190,000	5.00	7/1/39	198,001
Florida Dev. Finance Corp. Rev. (Renaissance Charter School)	400,000	6.00	6/15/34	422,532
Gramercy Farms Community Dev. District Special Assessment [6]	535,000	3.24	5/1/39	108,541
Heritage Harbour North Community Dev. District Special Assessment	340,000	5.00	5/1/34	377,101
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	345,000	4.25	5/1/25	351,945
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	250,000	6.70	5/1/33	277,915
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	400,000	7.40	5/1/30	467,768
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	318,795
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	500,000	5.00	5/1/36	523,430
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	333,859
Lexington Oaks Community Dev. District Special Assessment Rev.	250,000	5.65	5/1/33	262,822

See accompanying notes to financial statements.

SEPTEMBER 30, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Live Oak No. 2 Community Dev. District Special Assessment Rev.	400,000	4.00	5/1/35	398,988
Long Lake Ranch Community Dev. District Special Assessment	175,000	5.63	5/1/24	177,692
Long Lake Ranch Community Dev. District Special Assessment	500,000	4.63	5/1/36	500,175
Magnolia Creek Community Dev. District Rev. [2,5,15]	250,000	5.60	N/A	52,408
Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	250,000	5.00	5/1/32	254,012
Miami-Dade Co. Transit Sales Tax Rev.	500,000	5.00	7/1/34	578,450
New River Community Dev. District Cap. Improvement Special Assessment Rev. [2,5,15]	230,000	5.00	N/A	2
Northern Palm Beach Co. Improvement District Special Assessment	500,000	5.00	8/1/29	520,520
Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	265,928
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	595,590
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	500,000	5.00	8/1/35	547,775
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	250,000	5.00	8/1/41	270,485
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	890,000	3.55	9/1/30	925,840
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	660,000	3.95	3/1/40	668,527
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.75	9/1/47	496,425
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.00	9/1/48	545,085
Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	286,905
Osceola Co. Industrial Dev. Auth. (Wells Charter School Proj.)	500,000	4.00	8/1/31	519,925
Port St. Lucie Research Foundation Rev. (Vaccine Gene Therapy Inst.) [9]	500,000	5.00	5/1/33	512,285
Seminole Tribe Special Obligation Rev. [4]	500,000	5.50	10/1/24	500,130
Seven Oaks Community Dev. District Special Assessment Rev	250,000	5.50	5/1/33	260,565
Silverleaf Community Dev. District Special Assessment	100,000	6.75	5/1/44	104,722
Tolomato Community Dev. District Special Assessment [6]	40,000	6.61	5/1/39	39,999
Tolomato Community Dev. District Special Assessment [6]	185,000	6.61	5/1/40	116,091
Tolomato Community Dev. District Special Assessment [2,5]	120,000	6.61	5/1/40	1
Tolomato Community Dev. District Special Assessment [6]	110,000	6.61	5/1/40	55,554
Tolomato Community Dev. District Special Assessment [6]	85,000	6.61	5/1/40	66,406
Tolomato Community Dev. District Special Assessment [6]	45,000	6.61	5/1/40	28,044
Waters Edge Community Dev. District Cap. Improvement Rev.	9,000	5.35	5/1/39	8,617
Waters Edge Community Dev. District Cap. Improvement Rev. [6]	295,000	6.60	5/1/39	286,985
Wiregrass Community Dev. District Special Assessment	250,000	5.38	5/1/35	260,818
Zephyr Ridge Community Dev. District Special Assessment [2,5,15]	450,000	5.25	N/A	224,896

				19,646,024

Georgia - 4.3%
Atlanta Dev. Auth. Senior Health Care Facs. Rev. (GA Proton Treatment Center)	250,000	6.00	1/1/23	255,500
Atlanta Dev. Auth. Senior Health Care Facs. Rev. (GA Proton Treatment Center)	250,000	6.50	1/1/29	257,550
Barnesville-Lamar County Ind. Dev. Auth. Rev. (Gordon College Property)	200,000	5.00	8/1/30	200,544
GA Housing & Finance Authority Rev.	1,280,000	3.80	12/1/37	1,296,640
GA Housing & Finance Authority Rev.	1,000,000	4.00	12/1/37	1,023,900
GA Housing & Finance Authority Rev.	500,000	4.00	12/1/39	514,390
GA Housing & Finance Authority Rev.	650,000	3.80	12/1/40	664,138
GA Housing & Finance Authority Rev.	485,000	3.80	12/1/40	487,891
GA Housing & Finance Authority Rev.	605,000	3.85	12/1/41	614,976
GA Housing & Finance Authority Rev.	1,000,000	3.55	12/1/42	983,270
GA Tax Allocation (Beltline Proj.)	500,000	5.00	1/1/30	532,790
Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	578,100

				7,409,689

Idaho - 0.9%
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	7.00	10/1/24	269,602
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	7.38	10/1/29	263,445

See accompanying notes to financial statements.

24	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	8.00	10/1/44	536,445
ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	500,000	5.75	12/1/32	549,300

				1,618,792

Illinois - 6.9%
Bellwood G.O.	500,000	5.88	12/1/27	565,760
Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	515,530
Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	637,405
Chicago Heights G.O. (NATL-RE Insured)	500,000	4.50	12/1/29	530,200
Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	562,845
Chicago Park Dist. G.O (Limited Tax)	1,000,000	5.00	1/1/28	1,123,570
Chicago Transit Auth. Sales Tax Rev.	250,000	5.25	12/1/30	273,580
IL Fin. Auth. Rev.	250,000	4.50	11/1/36	262,205
IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	533,900
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/35	548,755
IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	400,000	5.00	2/1/24	417,400
IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	597,080
IL G.O.	250,000	5.50	7/1/33	273,662
IL G.O. (AGM Insured)	500,000	4.00	2/1/30	514,785
IL Housing Dev. Auth. (AMBAC G.O. of Authority Insured)	380,000	4.50	7/1/47	382,029
IL Housing Dev. Auth. Rev. (Evergreen Towers)	350,000	4.95	7/1/34	376,418
IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,113,300
La Salle & Bureau Counties Township High School Dist. No. 120 LaSalle-Peru G.O. (BAM Insured)	250,000	5.00	12/1/31	292,225
Lake Co. Community Consolidated School District No. 50 Woodland G.O.	250,000	5.63	1/1/26	282,300
Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) 2, [5]	1,000,000	5.25	1/1/36	289,600
Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	335,000	5.50	12/1/41	371,887
Macon County School District No. 61 Decatur G.O. (AGM Insured)	250,000	5.25	1/1/37	273,242
Malta Tax Allocation Rev. [2,5]	1,921,000	5.75	12/30/25	729,884
Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) 2, [5]	818,000	5.75	3/1/22	146,986
Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	465,000	7.00	10/1/22	232,481

				11,847,029

Indiana - 2.4%
Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.)	700,000	6.00	11/15/22	751,604
Damon Run Conservancy Dist. G.O. (State Intercept Insured)	300,000	6.10	7/1/25	318,825
Evansville Hsg. Rev. (Silver Birch Evansville Proj.)	250,000	5.45	1/1/38	249,918
IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	869,333
IN Finance Auth. Rev. (BHI Senior Living)	425,000	6.00	11/15/41	481,121
IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	387,499
IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	500,000	5.75	1/1/36	484,580
Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	287,967
Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	390,488

				4,221,335

Iowa - 0.6%
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	650,000	5.00	5/15/36	725,120
IA Student Loan Liquidity Corp. Rev.	250,000	5.80	12/1/31	261,540

				986,660

Kansas - 0.5%
Wichita Health Care Facs. Rev. (Kansas Masonic Home)	300,000	5.25	12/1/36	319,290
Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	500,000	6.25	5/15/34	504,800

				824,090

See accompanying notes to financial statements.

SEPTEMBER 30, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Kentucky - 0.3%
Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	425,000	6.50	3/1/41	475,375

Louisiana - 1.7%
Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	32,424	5.00	11/1/40	32,750
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	90,000	6.00	12/1/28	90,948
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	195,000	4.60	6/1/29	207,197
LA Local Government Environmental Facilities & Community Development Auth.	500,000	5.25	11/15/25	524,050
LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	543,595
LA Public Facs. Auth. Rev.	300,000	5.00	7/1/35	339,012
LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	250,000	6.50	5/1/31	275,345
LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	640,000	1.58	2/15/36	579,130
St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	300,000	5.25	11/15/37	315,816

				2,907,843

Maine - 1.2%
ME Hsg. Auth. Rev.	600,000	4.00	11/15/35	619,524
ME Hsg. Auth. Rev.	500,000	4.00	11/15/37	517,330
ME Hsg. Auth. Rev.	250,000	4.50	11/15/37	261,275
ME Hsg. Auth. Rev.	250,000	3.55	11/15/40	247,268
ME Hsg. Auth. Rev.	500,000	3.85	11/15/40	507,320

				2,152,717

Maryland - 0.7%
MD Community Dev. Administration Rev.	200,000	5.13	9/1/30	212,726
MD Community Dev. Administration Rev.	350,000	3.75	3/1/39	355,590
MD Industrial Dev. Financing Auth. Rev. (Garrison Forest School)	250,000	4.00	11/1/42	259,895
Montgomery Co. Housing Opportunities Commission Rev.	405,000	4.00	7/1/38	411,512

				1,239,723

Massachusetts - 1.6%
MA Education Finance Auth. Education Rev.	180,000	5.15	1/1/26	188,599
MA Housing Finance Agy. Rev.	250,000	4.75	6/1/35	261,020
MA Housing Finance Agy. Rev.	500,000	3.75	12/1/40	504,300
MA Housing Finance Agy. Rev. (FHA Insured)	500,000	5.30	12/1/38	532,590
MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,250,000	3.90	12/1/38	1,278,062

				2,764,571

Michigan - 2.0%
MI Finance Auth. Rev. (Presbyterian Village)	250,000	5.25	11/15/35	260,558
MI Hsg. Dev. Auth. (G.O. of Authority Insured)	250,000	4.63	10/1/41	258,468
MI Hsg. Dev. Auth. Rev.	500,000	4.10	10/1/35	515,985
MI Hsg. Dev. Auth. Rev.	500,000	3.70	12/1/36	507,890
MI Hsg. Dev. Auth. Rev.	705,000	3.95	12/1/40	712,974
MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	294,264
MI Hsg. Dev. Auth. Rev.	500,000	3.70	12/1/45	496,860
Taylor Brownfield Redevelopment Authority (NATL Insured)	250,000	5.00	5/1/32	276,535
Universal Academy Michigan Public School Rev.	210,000	6.50	12/1/23	216,527

				3,540,061

See accompanying notes to financial statements.

26	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Minnesota - 0.5%
MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	125,000	4.40	7/1/32	133,330
MN Hsg. Fin. Agy. Residential Hsg. Rev.	205,000	5.10	1/1/40	211,304
MN Rev. (Senior Living LLC Proj.)	500,000	5.00	1/1/47	509,550

				854,184

Mississippi - 0.0%
MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	30,000	6.75	6/1/39	31,508

Missouri - 0.5%
Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	300,000	5.45	9/1/23	313,053
Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [4]	500,000	5.75	11/15/36	493,460

				806,513

Montana - 0.7%
Forsyth Pollution Control Rev.	250,000	5.00	5/1/33	272,548
MT Board of Housing Single Family Rev.	220,000	4.00	12/1/38	232,749
MT Board of Housing Single Family Rev. (FHA Insured)	310,000	3.75	12/1/38	316,572
MT Board of Housing Single Family Rev. (G.O. of BRD Insured)	115,000	4.70	12/1/26	121,621
MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	343,815	5.08	4/1/21	347,683

				1,291,173

Nebraska - 0.3%
Douglas Co. Hospital Auth. No. 3 (Methodist Hospital)	400,000	5.00	11/1/30	461,048
Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, 5, 15	410,000	5.13	N/A	82,000

				543,048

Nevada - 0.4%
Nevada Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	540,000	3.85	10/1/39	546,998
NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	55,000	5.10	10/1/40	56,207

				603,205

New Hampshire - 0.3%
NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	400,000	6.00	1/1/34	443,624

New Jersey - 1.4%
NJ Higher Education Assistance Auth. Student Loan Rev.	15,000	5.00	12/1/28	15,927
NJ Hsg. & Mtg. Finance Agy. Rev.	330,000	5.05	10/1/39	336,904
NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	550,000	3.60	1/1/30	566,720
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	390,000	4.50	10/1/30	412,413
NJ Transportation Trust Fund Auth. Rev. (Federal Highway Reimbursement Notes)	500,000	5.00	6/15/24	511,635
NJ Transportation Trust Fund Auth. Rev. (Federal Highway Reimbursement Notes)	575,000	5.00	6/15/29	588,093

				2,431,692

New Mexico - 1.2%
NM Mtg. Fin. Auth. Rev.	460,000	3.80	9/1/46	461,173
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (FHA Insured)	375,000	3.90	9/1/42	379,245
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	205,000	4.80	9/1/29	210,330
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	205,000	5.35	9/1/30	211,006
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	465,000	5.25	9/1/34	479,713
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	380,000	4.13	9/1/42	388,390

				2,129,857

See accompanying notes to financial statements.

SEPTEMBER 30, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New York - 4.8%
Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	367,325
New York City Housing Development Corp. Multifamily Mtg. Rev.	250,000	4.60	11/1/36	264,205
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	310,674
New York City Housing Development Corp. Multifamily Mtg. Rev.	650,000	3.65	11/1/47	636,935
New York City Housing Development Corp. Rev.	500,000	3.80	11/1/37	508,590
New York City Municipal Water Finance Authority	750,000	5.00	6/15/38	861,668
NY Mortgage Agency Rev.	500,000	3.70	10/1/38	506,620
NY Mortgage Agency Rev.	500,000	3.75	10/1/38	504,555
NY Mortgage Agency Rev.	500,000	3.80	10/1/40	505,060
NY Mortgage Agency Rev.	540,000	4.13	10/1/40	552,712
NY Mortgage Agency Rev.	200,000	3.75	10/1/42	200,576
NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	500,000	5.00	7/1/42	514,960
NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	345,054
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	590,000	3.75	11/1/37	598,189
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	400,000	4.88	11/1/42	418,600
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	500,000	3.65	11/1/34	510,755
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (GNMA/FNMA/FHLMC Collateralized)	500,000	3.95	11/1/37	512,520
NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	4.10	11/1/41	259,908

				8,378,906

North Carolina - 0.6%
NC Housing Finance Agency Rev.	650,000	3.85	7/1/37	658,372
NC Housing Finance Agency Rev.	375,000	3.60	7/1/41	384,698

				1,043,070

Ohio - 1.5%
Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	636,800	5.70	3/20/42	651,911
Dayton-Montgomery County Port Auth. Rev. (Storypoint Troy Proj.)	400,000	7.00	1/15/40	407,612
Lucas Metro Hsg. Auth.	500,000	5.00	11/1/36	534,605
OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	475,000	4.05	3/1/37	493,753
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	480,000	3.35	9/1/39	470,621

				2,558,502

Oklahoma - 0.4%
Fort Sill Apache Tribe Economic Dev. Auth. [4]	525,000	8.50	8/25/26	605,546

Oregon - 1.8%
Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	352,922
Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	250,000	5.25	5/1/34	272,708
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	350,000	3.75	7/1/35	355,215
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	430,000	4.00	7/1/38	436,502
OR State Ref G.O. (Veterans Welfare Service)	1,000,000	3.90	12/1/39	1,032,660
Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	250,000	5.13	7/1/35	250,852
Port of Morrow G.O.	350,000	4.00	6/1/32	351,788

				3,052,647

Pennsylvania - 4.0%
Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	160,000	5.90	8/15/26	171,125
Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	1.60	10/1/34	375,748
Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	250,000	5.50	12/1/31	284,742
Dauphin Co. General Auth. Rev. (Harrisburg University Science Technology) [4]	400,000	4.00	10/15/22	402,172
Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	250,000	7.00	7/1/27	257,080
Moon Industrial Dev. Auth. Rev. (Baptist Homes Society Obligation)	250,000	5.63	7/1/30	268,945
PA Hsg. Finance Agy. Rev.	500,000	3.90	10/1/36	512,160

See accompanying notes to financial statements.

28	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

PA Hsg. Finance Agy. Rev.	500,000	4.05	10/1/40	513,355
PA Hsg. Finance Agy. Rev.	500,000	4.05	10/1/40	510,095
PA Hsg. Finance Agy. Rev.	900,000	3.65	10/1/42	878,904
PA Hsg. Finance Agy. Rev.	250,000	4.00	10/1/42	256,858
PA Hsg. Finance Agy. Rev.	265,000	4.00	10/1/46	284,721
PA Turnpike Commission Rev. Capital Appreciation [6]	500,000	5.13	12/1/35	545,015
PA Turnpike Commission Rev. Capital Appreciation [6]	1,250,000	4.36	12/1/38	1,357,900
Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	250,000	5.63	8/1/36	256,542

				6,875,362

Rhode Island - 0.1%
RI Hsg. & Mortgage Finance Corp. Rev.	250,000	3.90	10/1/37	253,798

South Carolina - 0.7%
SC Education Assistance Auth. Student Loan Rev.	285,000	5.10	10/1/29	298,962
SC Public Service Auth. Rev. (Santee Cooper)	250,000	5.00	12/1/38	274,312
SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	571,175

				1,144,449

South Dakota - 0.3%
SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	500,000	5.00	9/1/40	556,225

Tennessee - 2.3%
Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) [4]	500,000	6.50	6/1/27	506,380
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,850,000	5.35	1/1/19	4,699
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	7,875,000	5.55	1/1/29	20,002
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16
Shelby Co. Health, Education & Hsg. Facs. Rev. (Trezevant Manor Proj.)	350,000	5.00	9/1/37	365,348
TN Hsg. Dev. Agency. Rev.	660,000	3.88	7/1/35	676,777
TN Hsg. Dev. Agency. Rev.	405,000	3.95	7/1/35	418,199
TN Hsg. Dev. Agency. Rev.	700,000	3.70	7/1/36	709,079
TN Hsg. Dev. Agency. Rev.	745,000	4.00	7/1/39	770,010
TN Hsg. Dev. Agency. Rev.	535,000	3.65	7/1/47	534,786

				4,005,296

Texas - 5.8%
Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	880,000	7.00	8/15/28	960,300
Arlington Higher Education Finance Corp., Education Rev. (Leadership Prep School)	200,000	5.00	6/15/36	201,330
Bexar Co. Rev. (Venue Proj.)	1,000,000	5.00	8/15/39	1,089,620
Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	581,500
Galveston Co. Municipal Utility Dist. No. 52 G.O.	1,745,617	5.87	2/21/18	1,396,476
Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.)	600,000	6.75	8/15/21	639,882
New Hope Cultural Education Facs. Corp. Rev. (Cardinal Bay, Inc.)	400,000	5.00	7/1/46	443,300
New Hope Cultural Education Facs. Corp. Rev. (Jubilee Academic Center) [4]	250,000	5.00	8/15/36	251,298
New Hope Cultural Education Facs. Corp. Rev. (NCCD-College Station Properties, LLC)	250,000	5.00	7/1/35	273,665
New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes Inc. Proj.)	250,000	5.50	1/1/35	259,355
North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	207,000	5.38	2/15/25	207,031
Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	282,132
Sugar Land Dev. Corp. Rev. (BAM Insured)	500,000	5.00	2/15/33	562,520
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Air Force Villages Proj.)	300,000	5.00	5/15/37	316,761
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	566,210
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	250,000	5.63	11/15/24	255,325
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	500,000	6.63	11/15/37	541,570
Travis County Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.)	300,000	7.13	1/1/46	321,930

See accompanying notes to financial statements.

SEPTEMBER 30, 2017	29

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Travis County Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.) [1]	425,000	5.25	1/1/47	427,044
TX Grand Parkway Transportation Corp. Rev. [6]	500,000	5.50	10/1/35	468,800

				10,046,049

Utah - 0.8%
UT Charter School Finance Auth. Rev. (Spectrum Academy Proj.) [4]	250,000	6.00	4/15/45	261,485
UT Hsg. Corp. Single Family Mtg. Rev.	75,000	5.75	1/1/33	78,841
UT Hsg. Corp. Single Family Mtg. Rev.	140,000	4.60	7/1/34	144,414
UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	480,000	4.00	1/1/36	497,410
West Valley City Municipal Building Auth. Rev. (AGM Insured)	400,000	5.00	2/1/39	460,500

				1,442,650

Virginia - 2.2%
Farms New Kent Community Dev. Auth. Special Assessment 2, [5]	500,000	5.13	3/1/36	124,915
VA Hsg. Dev. Auth. Rev.	250,000	3.55	5/1/41	250,655
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	525,000	3.88	1/1/38	533,484
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	550,000	4.80	7/1/38	606,040
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	500,000	4.75	10/1/38	549,780
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	500,000	4.75	10/1/38	533,915
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	400,000	4.13	7/1/33	416,180
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	500,000	5.00	12/1/39	522,215
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	250,000	4.60	12/1/38	259,932

				3,797,116

Washington - 1.7%
Pike Place Market Preservation Dev. Auth. Rev.	500,000	5.00	12/1/40	553,630
Vancouver Hsg. Auth. Rev.	500,000	3.75	8/1/34	510,830
WA Hsg. Fin. Commission	115,000	3.70	12/1/33	117,026
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	250,000	5.00	7/1/31	262,268
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	750,000	5.00	7/1/36	769,192
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	300,000	5.00	7/1/36	312,942
WA Hsg. Fin. Commission Rev. (Heron’s Key Senior Living) [4]	400,000	6.50	7/1/30	397,212
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA Collateralized)	85,000	4.60	10/1/33	87,837

				3,010,937

West Virginia - 1.0%
WV Hsg. Dev. Fund Rev.	250,000	3.75	11/1/32	258,492
WV Hsg. Dev. Fund Rev.	545,000	3.80	11/1/35	556,723
WV Hsg. Dev. Fund Rev.	500,000	4.00	11/1/37	521,035
WV Hsg. Dev. Fund Rev.	310,000	4.10	11/1/45	318,441

				1,654,691

Wisconsin - 3.7%
WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	1,000,000	5.00	8/15/43	1,061,020
WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	500,000	5.00	8/15/32	570,700
WI Health & Educational Facs. Auth. Rev. (Froedtert Health, Inc. Obligated Group)	500,000	5.00	4/1/35	581,275
WI Health & Educational Facs. Auth. Rev. (Marshfield Clinic Health System)	850,000	5.00	2/15/47	938,952
WI Housing & Economic Dev. Auth. Rev.	250,000	3.88	11/1/35	255,275
WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [4]	750,000	6.25	11/1/28	759,795
WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	500,000	8.25	6/1/46	587,795
WI Public Finance Auth. Rev. (Rose Villa Proj.)	500,000	5.00	11/15/24	527,430
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	250,000	5.00	4/1/25	268,418

See accompanying notes to financial statements.

30	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Roseman University Health Sciences)	500,000	5.50	4/1/32	529,585
WI State Rev.	225,000	6.00	5/1/27	242,379

				6,322,624

Wyoming - 0.5%
WY Community Dev. Auth. Rev.	505,000	3.75	12/1/32	519,827
WY Community Dev. Auth. Rev.	50,000	4.25	12/1/37	50,688
WY Community Dev. Auth. Rev.	305,000	4.05	12/1/38	311,701

				882,216

Total Municipal Bonds (cost: $161,777,779)				151,742,223

Investment Companies - 4.3%
BlackRock Long-Term Municipal Advantage Trust (BTA)	59,383			719,128
BlackRock MuniHoldings Florida Insured Fund (MFL)	54,000			799,740
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	10,000			139,300
BlackRock MuniHoldings Quality Fund, Inc. (MUS)	21,438			291,557
BlackRock MuniYield Insured Fund (MYI)	71,171			1,019,880
BlackRock MuniYield Michigan Insured Fund (MIY)	21,538			300,670
Deutsche Municipal Income Trust (KTF)	5,008			63,652
Invesco Municipal Opportunity Trust (VMO)	18,400			239,384
Invesco Municipal Trust (VKQ)	15,000			191,550
Invesco Quality Municipal Income Trust (IQI)	25,000			320,000
Invesco Van Kampen Advantage Muni Income Trust (VKI)	40,200			462,702
Invesco Van Kampen Trust For Investment Grade Municipals (VGM)	15,000			201,000
Managed Duration Investment Grade Municipal Fund (MZF)	36,123			498,136
Nuveen AMT-Free Quality Municipal Income Fund (NEA)	117,572			1,628,372
Nuveen Quality Municipal Income Fund (NAD)	21,173			300,445
Putnam Municipal Opportunities Trust (PMO)	15,000			189,450

Total Investment Companies (cost: $7,068,544)				7,364,966

Total Investments in Securities - 92.1% (cost: $168,846,323)				159,107,189
Other Assets and Liabilities, net - 7.9%				13,738,730

Total Net Assets - 100.0%				$172,845,919

[1]	Variable rate security. Rate disclosed is as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2017 was $1,758,464 and represented 1.0% of net assets.

[4]	144A Restricted Security. The total value of such securities as of September 30, 2017 was $10,096,895 and represented 5.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2017 was $1,758,464 and represented 1.0% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[9]	Municipal Lease Security. The total value of such securities as of September 30, 2017 was $2,337,322 and represented 1.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

SEPTEMBER 30, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Tax-Free Income Fund (Continued)

Short futures contracts outstanding as of September 30, 2017 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation Depreciation ($)
Short Futures: [10]
U.S. Treasury 10-Year	318	December 2017	39,849,375	381,072
U.S. Treasury Long Bond	87	December 2017	13,294,688	190,572
U.S. Treasury 5-Year	34	December 2017	3,995,000	26,137
U.S. Treasury 2-Year	32	December 2017	6,902,500	16,354
U.S. Ultra Treasury Long Bond	1	December 2017	165,125	2,683

				616,818

[10]	The amount of $2,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2017.

A summary of the levels for the Fund’s investments as of September 30, 2017 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

		Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	151,742,223	—	151,742,223
Investment Companies	7,364,966	—	—	7,364,966
Futures	616,818	—	—	616,818
	7,981,784	151,742,223	—	159,724,007

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to financial statements.

32	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

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SEPTEMBER 30, 2017	33

Sit Minnesota Tax-Free Income Fund

OBJECTIVE & STRATEGY

The investment objective of the Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.

During normal market conditions, the Fund invests 100% of its net assets in municipal securities that generate interest income that is exempt from federal regular income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt as such. For investors subject to the alternative minimum tax (“AMT”), up to 20% of the Fund’s income may be alternative minimum taxable income.

The Sit Minnesota Tax-Free Income Fund provided a total return of +3.02% for the 6-month period ending September 30, 2017, outpacing the +1.94% return for its benchmark, the Bloomberg Barclays 5-Year Municipal Bond Index. The Fund’s 30-day SEC yield was 2.31%, which compared favorably to the yield of 1.60% for the benchmark index. The Fund’s 12-month distribution rate was 3.11%.

Modest inflows into tax-exempt bond funds have continued. After 2016 experienced the tail end of a 54-week streak of inflows, and ending the year with nearly $33 billion added to mutual funds, 2017 has experienced an influx of another $13 billion through September. Further firming technicals for the municipal market in 2017, municipal bond issuance has slowed from the record pace of 2016. $241 billion of municipal bonds were issued from April 2016 through September 30, 2016, but this was down to $196 billion for the same period in 2017. Certainly, many issuers refinanced their debt in 2016 due to the historically low rates throughout the year, via both current and advanced refundings. Even as rates have rebounded from their trough, they remain low relative to history. Exceptionally low rates are not expected to persist indefinitely, however. The Federal Reserve has been open about its plans to both increase rates as well as allow assets to run off its balance sheet. With the expectation this should pressure interest rates upward, we began hedging our portfolios in April using U.S. Treasury futures to shorten duration, which positions the Fund more defensively.

The significant outperformance for the Fund over the past six month period can be attributed to multiple factors. The Fund’s barbelled duration was advantageous. Over the past six months, prices of bonds on the longer end of the curve appreciated more than those on the shorter end. Additionally, the Fund’s distribution across credit ratings contributed positively to performance. Generally speaking, lower rated and non-rated credits noticeably outperformed their higher rated peers over this period. And while the Bloomberg Barclays 5-Year Municipal Bond Index is comprised substantially of AA-rated bonds and higher, the Fund held 34% of assets in A-rated bonds or lower as of September 30, 2017, and another 28% in non-rated bonds. Finally, security selection within the Housing, Education, and Health Care sectors, the Fund’s largest weightings, was strong. The net effect of

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1 The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

hedging for the entire period was negligible, contributing one basis point.

The Fund’s core strategy has not changed. We will continue to emphasize income as the primary source of returns, and will add to higher coupon bonds when available. We will also focus deeply on credit analysis to take advantage of opportunities as they arise. We remain diversified on an industry and issuer basis in order to manage credit and liquidity risk, and we continue to believe the Fund is positioned to achieve attractive risk-adjusted returns going forward.

Michael C. Brilley

Paul J. Jungquist, CFA

Senior Portfolio Managers

34	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2017
	Sit Minnesota Tax-Free Income Fund	Bloomberg Barclays 5-Year Muni. Bond Index[1]	Lipper MN Muni. Bond Fund Index[2]

Six Months	3.02%	1.94%	n/a
One Year	0.38	1.14	0.51%
Five Years	3.03	1.93	2.78
Ten Years	4.37	3.81	4.18
Since Inception (12/1/93)	4.74	4.36	4.49

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1  The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index made for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2  The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Multifamily Mortgage	19.9%
Hospital/Health Care	16.9
Single Family Mortgage	14.7
Education/Student Loan	13.8
Municipal Lease	6.8
Other Revenue Bonds	5.4
Sectors less than 5.0%	17.2
Cash & Other Net Assets	5.3

Based on total net assets as of September 30, 2017. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/17:	$10.44 Per Share
Net Asset Value 3/31/17:	$10.29 Per Share
Total Net Assets:	$535.0 Million
Average Maturity:	15.7 Years
Effective Duration[3]:	3.2 Years

3  Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Adviser’s Assessment of Non-Rated Securities:

AA	0.5%
A	0.9
BBB	5.7
BB	19.7
<BB	0.8
Total	27.6%

SEPTEMBER 30, 2017	35

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 93.4%
Education/Student Loan - 13.8%
Anoka Co. Charter School Lease Rev.	295,000	5.00	6/1/27	310,473
Anoka Co. Charter School Lease Rev.	275,000	5.00	6/1/32	287,408
Anoka Co. Charter School Lease Rev.	2,435,000	5.00	6/1/43	2,518,813
Baytown Township Rev. (St. Croix Prep)	750,000	4.00	8/1/36	686,572
Baytown Township Rev. (St. Croix Prep)	1,250,000	4.00	8/1/41	1,120,312
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.25	8/1/46	917,460
Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	615,352
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	604,193
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	500,000	5.00	7/1/34	516,450
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	585,000	5.25	7/1/37	617,725
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	632,358
Duluth Hsg. & Redev. Auth. Lease Rev. (Edison Academy)	1,765,000	5.00	11/1/21	1,818,903
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	580,000	4.50	8/1/26	608,501
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	500,000	5.50	8/1/36	535,890
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	625,000	5.00	7/1/31	643,719
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	1,012,660
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,777,664
Hugo Charter School Lease Rev. (Noble Academy Proj.)	460,000	4.00	7/1/21	474,554
Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	789,885
Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,036,440
Independence Charter School Lease Rev. (Beacon Academy Proj.)	500,000	4.25	7/1/26	502,515
Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	762,308
Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,216,044
Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	1,000,000	4.00	7/1/26	1,022,970
Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.)	1,000,000	6.25	3/1/21	913,590
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,200,000	5.00	5/1/37	1,340,328
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,000,000	5.00	5/1/47	1,104,110
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,000,000	4.00	3/1/43	1,020,790
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,150,000	5.00	3/1/37	1,294,509
MN Higher Education Fac. Auth. Rev. (Gustavus Adolphus College)	1,250,000	4.00	10/1/41	1,297,025
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	750,000	6.00	10/1/32	840,945
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	1,000,000	6.00	10/1/40	1,110,440
MN Higher Education Fac. Auth. Rev. (Macalester College)	1,000,000	3.00	5/1/32	1,008,040
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/32	546,840
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/34	540,430
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/35	538,385
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	350,000	5.00	12/1/30	414,704
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	1,500,000	5.00	12/1/31	1,771,935
MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	1,400,000	5.00	12/1/27	1,405,334
MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	1,800,000	6.30	12/1/40	1,926,270
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	4.00	4/1/31	822,458
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	3,317,139
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	861,262
Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,389,712
Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	590,162	4.98	4/25/27	590,362
Ramsey Lease Rev. (Pact Charter School Proj.)	385,000	5.00	12/1/26	401,293
Ramsey Lease Rev. (Pact Charter School Proj.)	1,850,000	5.50	12/1/33	1,930,253
Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School) [4]	3,500,000	5.00	8/1/22	3,699,710
Savage Charter School Lease Rev. (Aspen Academy)	500,000	4.00	10/1/26	491,095
Savage Charter School Lease Rev. (Aspen Academy)	1,000,000	4.75	10/1/31	1,005,820
St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	350,000	3.00	4/1/21	305,753

See accompanying notes to financial statements.

36	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,394,216
St. Paul Hsg. & Redev, Auth. Rev. (Hmong College Preparatory Academy Proj.)	1,000,000	5.25	9/1/31	1,035,240
St. Paul Hsg. & Redev, Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	596,832
St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	766,059
St. Paul Hsg. & Redev. Auth.	1,000,000	5.00	12/1/37	1,073,370
St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	747,850
St. Paul Hsg. & Redev. Auth. (German Immersion School)	535,000	4.00	7/1/23	545,454
St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	882,095
St. Paul Hsg. & Redev. Auth. (German Immersion School)	500,000	5.00	7/1/44	510,485
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,300,000	4.25	12/1/23	1,353,833
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,500,000	5.00	12/1/33	1,562,970
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	762,012
St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,150,000	4.63	3/1/43	1,162,328
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	1,610,000	4.00	7/1/25	1,649,880
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	975,867
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	295,000	4.75	9/1/22	303,829
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	500,000	5.00	9/1/27	511,560
St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	505,000	5.70	9/1/21	544,410
University of Minnesota Rev.	1,000,000	5.00	4/1/41	1,165,480
Victoria Private School Fac. Rev. (Holy Family Catholic High)	1,610,000	4.00	9/1/23	1,595,719
Woodbury Charter School Lease Rev. (MSA Building)	355,000	5.00	12/1/27	383,904
Woodbury Charter School Lease Rev. (MSA Building)	225,000	5.00	12/1/32	240,831

				73,681,925

Escrowed To Maturity/Prerefunded - 2.5%
Columbia Heights G.O. (Public Safety Center)	600,000	4.50	2/1/35	607,254
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,280,000	5.13	7/1/33	1,504,038
Hennepin Co. Sales Tax Rev.	2,000,000	4.75	12/15/37	2,016,520
North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	1,000,000	6.00	10/1/33	1,000,280
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	2,515,000	7.38	12/1/41	2,847,433
St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	2,000,000	5.50	7/1/29	2,155,100
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.00	11/15/26	1,118,020
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.25	11/15/28	1,125,670
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.25	11/15/35	1,125,670

				13,499,985

General Obligation - 4.0%
Bemidji Sales Tax G.O.	1,000,000	5.00	2/1/34	1,102,930
Bemidji Sales Tax G.O.	1,350,000	6.00	2/1/41	1,535,800
Cloquet Independent School District No. 94	5,000,000	4.00	2/1/36	5,229,600
Fridley Independent School District No. 14	400,000	4.00	2/1/30	437,880
Glencoe-Silver Lake Independent School District No. 2859	1,300,000	4.00	2/1/40	1,369,238
Perham Independent School District No. 549	500,000	4.00	2/1/29	542,905
Robbinsdale Independent School District No. 281	1,050,000	4.00	2/1/31	1,143,219
South Washington Co. Independent School District No. 833	5,000,000	4.00	2/1/31	5,431,700
St. Cloud Independent School District No. 742	400,000	4.00	2/1/30	441,048
St. Cloud Independent School District No. 742	1,000,000	4.00	2/1/37	1,068,690
St. Francis Independent School District No. 15	600,000	3.00	2/1/31	604,824
St. Michael-Albertville Independent School District No. 885	500,000	4.00	2/1/30	551,665
United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,162,825
Watkins G.O.	735,000	4.00	1/1/38	752,985

				21,375,309

See accompanying notes to financial statements.

SEPTEMBER 30, 2017	37

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Hospital/Health Care - 16.9%
Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,176,882
Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	1,500,000	5.25	7/1/35	1,483,665
Breckenridge Rev. (Catholic Health Initiatives Proj.)	3,690,000	5.00	5/1/30	3,701,550
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	3,000,000	4.50	11/1/34	3,217,980
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	4.75	11/1/31	517,990
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	282,388
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	541,485
Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	2,064,980
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	250,000	3.30	5/1/25	249,828
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	998,870
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	2,000,000	5.75	8/1/30	2,018,380
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	1,054,274
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,340,000	4.75	6/15/22	1,398,558
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,600,000	5.75	6/15/32	1,729,024
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	2,000,000	6.00	6/15/39	2,170,060
Fergus Falls Health Care & Hsg. Fac. Rev. (Lake Region Healthcare Proj.)	1,000,000	5.15	8/1/35	1,000,900
Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	2,110,000	4.00	4/1/31	2,206,469
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,388,367
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	517,655
Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,914,516
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	3,500,000	4.00	5/1/37	3,606,855
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	325,000	5.00	5/1/32	375,876
Maple Grove Health Care System Rev. (Memorial Health Care)	1,275,000	4.00	9/1/35	1,319,638
Minneapolis Health Care System Rev. (Fairview Health Services)	4,590,000	5.00	11/15/34	5,286,946
Minneapolis Pooled Rev. (Care Choice Member Proj.)	45,000	5.75	4/1/19	45,065
Minneapolis Rev. Ref. (Walker Campus)	1,705,000	4.50	11/15/20	1,780,958
Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	559,960
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,603,485
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	1,078,860
Rochester Health Care Facs. Rev. (Mayo Clinic)	7,250,000	5.00	11/15/33	9,243,098
Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	1,500,000	5.88	7/1/30	1,650,150
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	856,735
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	1,350,000	5.00	9/1/34	1,513,134
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	2,500,000	4.00	5/1/37	2,647,175
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	4,232,288
St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	2.00	6/1/41	2,134,080
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	790,238
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	2,000,000	4.00	11/15/43	2,077,660
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	1,148,090
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	5,513,328
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,286,760
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	525,000	4.25	11/1/25	525,231
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	750,000	4.75	11/1/31	750,180
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	2,157,181
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	500,000	5.15	11/1/42	502,040
St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	2,059,941	5.63	10/1/33	2,072,321
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	1,000,000	4.25	8/1/24	1,025,630
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	1,450,000	4.75	8/1/29	1,482,524

See accompanying notes to financial statements.

38	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

West St. Paul Health Care (Walker Thompson Hill)	525,000	6.75	9/1/31	541,852
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	1,300,000	6.00	9/1/25	903,500
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	1,250,000	6.50	9/1/34	868,750

				90,213,409

Industrial/Pollution Control - 0.2%
St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) 4, [8]	1,000,000	4.50	10/1/37	905,500

Insured - 0.6%
Guam Power Auth. Rev. (AGM Insured) [11]	500,000	5.00	10/1/30	561,035
Minneapolis Health Care System Rev. (Fairview Health Services) (AGC Insured)	885,000	6.50	11/15/38	934,064
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	75,000	4.00	3/1/20	75,210
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	90,000	4.00	3/1/22	90,248
Puerto Rico Public Improvement G.O. (AGM Insured) [11]	600,000	5.13	7/1/30	601,242
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	1,000,000	5.00	10/1/23	1,024,310

				3,286,109

Multifamily Mortgage - 19.9%
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	4.75	11/1/35	999,360
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	1,056,230
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	489,885
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	489,470
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	500,000	4.00	1/1/25	519,005
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	4.00	1/1/30	1,027,940
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,500,000	4.25	1/1/37	1,524,450
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	3,000,000	5.00	1/1/47	3,057,300
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,860,000	6.75	1/1/27	1,837,141
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	7.00	1/1/37	981,940
Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	3,014,040
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,500,000	5.75	7/1/35	1,532,100
Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	250,000	5.25	6/1/21	251,915
Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	300,000	5.25	12/1/21	302,298
Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	375,000	5.38	6/1/22	377,951
Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	385,000	5.38	12/1/22	388,030
Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	1,000,000	6.00	12/1/30	1,008,950
Cambridge Hsg. & Health Care Facs. Rev. (Walker Methodist Levande, LLC Proj.)	1,250,000	5.13	3/1/39	1,286,988
Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	740,000	6.00	1/1/27	758,226
Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	801,202
City of Otsego Rev. (Riverview Landing Proj.)	1,500,000	5.00	10/1/42	1,538,115
Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	1,020,000	5.00	8/1/38	1,044,959
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.00	1/1/34	1,008,200
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.25	1/1/40	1,006,300
Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	2,500,000	5.25	6/1/31	2,582,300
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,593,345
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	750,000	5.00	8/1/36	763,162
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	500,000	5.00	8/1/51	503,380
Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	1,345,000	5.00	4/1/38	1,359,176
Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	1,155,000	6.50	5/1/29	1,156,051
Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,766,548
Minneapolis Hsg. Rev. (Keeler Apartments Proj.)	655,000	5.00	10/1/37	655,085
Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,097,814
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	382,110
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,540,365
Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	120,000	5.20	1/20/18	120,336

See accompanying notes to financial statements.

SEPTEMBER 30, 2017	39

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	250,000	5.05	8/1/31	268,125
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	2,560,000	5.25	8/1/40	2,663,757
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	1,760,000	5.45	8/1/41	1,876,336
MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,079,160
MN Hsg. Fin. Agy. Rev.	270,000	4.00	8/1/29	293,746
MN Hsg. Fin. Agy. Rev.	255,000	4.00	8/1/31	274,163
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/34	353,914
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/35	352,725
MN Hsg. Fin. Agy. Rev. (St. Appropriation)	1,000,000	5.00	8/1/33	1,167,860
MN Hsg. Fin. Agy. Rev. (St. Appropriation)	2,000,000	5.00	8/1/34	2,327,480
MN Hsg. Fin. Agy. Rev.(St. Appropriation)	1,000,000	5.00	8/1/35	1,161,690
Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	284,620
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	1,005,620
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	251,268
New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,521,120
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	2,004,500
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,625,115
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,046,490
Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	1,000,000	6.00	8/1/25	1,053,840
Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	1,000,000	6.25	8/1/33	1,059,850
Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	875,000	5.00	4/1/34	894,162
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	2,021,662
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,325,000	5.00	12/1/49	1,334,712
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,000,000	5.00	8/1/37	1,044,080
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	430,000	5.25	12/1/17	433,242
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	455,000	5.50	12/1/18	478,601
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	475,000	5.75	12/1/19	521,498
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	788,544
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,739,875
Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	4,000,000	3.75	6/1/29	4,173,280
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,370,000	4.00	9/1/20	1,408,552
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	850,000	5.00	9/1/42	888,412
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,135,000	5.25	9/1/27	1,190,286
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,229,636
Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,705,000	5.13	1/1/39	1,717,037
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	269,872
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,165,560
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,541,024
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,285,000	5.20	11/1/22	1,286,850
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,000,000	5.30	11/1/30	1,000,670
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,591,088
St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,000,000	5.00	9/1/42	1,043,320
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	2,515,000	5.70	8/1/36	2,589,771
Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	924,580
Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	730,000	5.20	5/1/25	778,333
Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	1,250,000	5.50	11/1/32	1,327,400
Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	1,135,000	5.75	11/1/39	1,205,983
Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	2,610,000	4.63	4/1/30	2,610,626

				106,691,702

Municipal Lease [9] - 6.8%
Anoka Co. Hsg. & Redev. Rev.	500,000	5.63	5/1/22	523,120
Anoka Co. Hsg. & Redev. Rev.	500,000	6.63	5/1/30	521,645

See accompanying notes to financial statements.

40	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Anoka Co. Hsg. & Redev. Rev.	500,000	6.88	5/1/40	521,435
Anoka-Hennepin Independent School District No. 11 Lease Rev.	500,000	3.75	2/1/35	512,395
Anoka-Hennepin Independent School District No. 11 Lease Rev.	600,000	4.00	2/1/41	620,382
Chaska Economic Dev. Auth. Lease Rev.	1,100,000	4.00	2/1/31	1,189,265
Chaska Economic Dev. Auth. Lease Rev.	690,000	4.00	2/1/33	737,472
Chaska Economic Dev. Auth. Lease Rev.	500,000	4.00	2/1/35	531,345
Duluth Independent School District No. 709	1,000,000	4.00	2/1/27	1,120,500
Duluth Independent School District No. 709	1,300,000	4.00	2/1/28	1,441,180
Duluth Independent School District No. 709	2,000,000	5.00	2/1/25	2,387,860
Golden Valley Hsg. & Redev. Auth. Rev.	1,000,000	4.00	2/1/30	1,062,990
Golden Valley Hsg. & Redev. Auth. Rev.	500,000	4.00	2/1/32	527,765
Goodhue Co. Education District No. 6051 Lease Rev.	1,030,000	5.00	2/1/34	1,140,550
Goodhue Co. Education District No. 6051 Lease Rev.	1,500,000	5.00	2/1/39	1,642,920
Guam Education Fin. Foundation [11]	1,000,000	5.00	10/1/21	1,105,170
Guam Education Fin. Foundation [11]	1,730,000	5.00	10/1/22	1,943,136
Minnetonka Independent School District No. 276	450,000	4.00	3/1/30	486,428
Minnetonka Independent School District No. 276	340,000	4.00	2/1/33	355,280
Minnetonka Independent School District No. 276	300,000	4.00	3/1/33	318,183
Minnetonka Independent School District No. 276	400,000	4.00	2/1/36	413,788
MN General Fund Rev. (Appropriation)	3,000,000	4.00	3/1/26	3,295,470
MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (St. Appropriation)	2,000,000	5.00	8/1/31	2,253,900
MN Hsg. Fin. Agy. Rev. (St. Appropriation)	300,000	5.00	8/1/35	336,516
Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,150,010
Osseo Independent School District No. 279	1,000,000	4.00	2/1/28	1,084,600
Plymouth Intermediate District No. 287	1,335,000	3.00	5/1/32	1,334,973
Plymouth Intermediate District No. 287	500,000	4.00	5/1/26	558,640
Plymouth Intermediate District No. 287	290,000	4.00	5/1/27	321,100
Plymouth Intermediate District No. 287	300,000	4.00	5/1/29	325,311
Plymouth Intermediate District No. 287	300,000	4.00	5/1/30	323,676
Plymouth Intermediate District No. 287	470,000	4.00	5/1/31	505,645
Plymouth Intermediate District No. 287	600,000	4.00	2/1/37	632,508
St. Cloud Independent School District No. 742	750,000	4.00	2/1/38	768,682
Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	1,040,000	5.13	10/1/20	1,042,995
Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	400,000	5.25	10/1/25	400,956
Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	340,000	5.38	10/1/30	340,721
Waconia Independent School District No. 110	500,000	5.00	2/1/37	571,075
Winona School District 861 Lease Purchase	535,676	6.04	8/1/24	536,716
Worthington Independent School District No. 518	1,400,000	4.00	2/1/45	1,446,102

				36,332,405

Municipal Money Market - 0.9%
City of Minneapolis Hsg. Dev. Rev. (One Ten Grant Proj.) [1]	2,320,000	0.92	9/1/26	2,320,000
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	2,200,000	0.92	12/1/27	2,200,000
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	500,000	0.92	6/1/32	500,000

				5,020,000

Other Revenue Bonds - 5.4%
Crystal Governmental Fac. Rev.	478,865	5.10	12/15/26	529,400
Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	200,000	5.25	6/1/19	201,058
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	110,000	4.00	6/1/27	119,291
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	165,000	4.00	6/1/29	176,537
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	125,000	4.00	6/1/30	133,839
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	250,000	4.00	6/1/31	265,812

See accompanying notes to financial statements.

SEPTEMBER 30, 2017	41

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Minneapolis Tax Increment Rev.	215,000	3.05	3/1/21	215,832
Minneapolis Tax Increment Rev.	320,000	3.50	3/1/23	323,878
Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	172,127
Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	203,568
Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	259,085
MN Development Rev. Limited Tax Supported Comm. Board	1,000,000	6.00	12/1/40	1,128,850
MN Development Rev. Limited Tax Supported Comm. Board	2,000,000	6.25	12/1/30	2,266,320
MN Governmental Agy. Fin. Group (Flexible Term Program)	250,000	5.30	3/1/27	250,438
Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	1,095,000	5.00	2/15/27	1,101,800
Northeastern Metropolitan Intermediate School District No. 916	4,500,000	4.00	2/1/38	4,688,775
St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	1,000,000	5.00	2/1/23	1,005,070
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	963,000	6.38	2/15/28	967,324
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	620,000	6.75	3/1/28	621,104
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	745,000	6.50	3/1/29	771,507
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	946,000	7.00	2/15/28	952,433
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	805,000	7.50	2/15/28	806,457
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	175,000	5.00	3/1/19	178,334
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	180,000	5.00	9/1/19	184,689
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	185,000	5.00	3/1/20	190,670
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	220,000	5.00	9/1/20	228,155
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	225,000	5.00	3/1/21	234,020
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	1,000,000	5.00	9/1/26	1,038,330
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	930,000	5.00	3/1/29	959,900
St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,875,000	5.00	8/1/36	3,877,209
St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	3,000,000	5.00	12/1/36	3,148,590
Territory of Guam. Rev. [11]	500,000	5.00	12/1/46	542,845
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,293,000

				29,036,247

Public Facilities - 0.4%
Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,344,450
St. Paul Hsg. & Redev. Auth. Parking Rev. (Smith Ave. Proj.)	1,075,000	5.00	8/1/35	1,075,376

				2,419,826

Sales Tax Revenue - 2.0%
American Samoa Economic Development Authority Rev. [11]	2,000,000	6.25	9/1/29	2,008,540
Guam Govt. Business Privilege Tax Rev. [11]	2,750,000	5.00	11/15/35	2,943,022
Guam Govt. Business Privilege Tax Rev. [11]	1,825,000	5.25	1/1/36	1,929,445
Puerto Rico Sales Tax Financing Corp. Rev. 5, [11]	900,000	5.00	8/1/26	187,875
Puerto Rico Sales Tax Financing Corp. Rev. 6, [11]	1,500,000	6.25	8/1/33	217,125
St. Paul Sales Tax Rev.	1,500,000	5.00	11/1/29	1,754,925
St. Paul Sales Tax Rev.	1,400,000	5.00	11/1/31	1,630,006

				10,670,938

Single Family Mortgage - 14.7%
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	1,130,000	4.45	12/1/32	1,188,545
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	460,000	4.63	12/1/30	478,487
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	660,000	4.88	12/1/33	692,254
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	94,545	5.13	12/1/40	94,941
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	13,361	5.15	12/1/38	13,626
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	114,649	5.30	12/1/39	116,183
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	475,000	4.45	12/1/27	502,531
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5,145	5.00	12/1/38	5,152
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	128,411	5.25	12/1/40	128,963

See accompanying notes to financial statements.

42	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5,000	5.52	3/1/41	5,261
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	3,745,000	4.40	7/1/32	3,994,567
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,235,000	4.45	7/1/31	3,388,565
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,880,000	4.70	1/1/31	1,992,499
MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	1,215,000	3.20	1/1/33	1,193,324
MN Hsg. Fin. Agy. Residential Hsg. Rev.	2,730,000	3.30	7/1/29	2,818,752
MN Hsg. Fin. Agy. Residential Hsg. Rev.	3,160,000	5.10	1/1/40	3,257,170
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,805,000	3.63	7/1/25	1,855,215
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	2,335,000	3.90	7/1/30	2,416,305
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	2,280,000	3.10	7/1/31	2,274,870
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,925,000	3.10	7/1/35	3,853,212
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,225,000	3.15	1/1/37	2,157,226
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,690,000	3.20	7/1/30	1,676,835
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,905,000	3.35	7/1/29	1,952,092
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,000,000	3.40	7/1/38	1,963,060
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	8,675,000	3.50	1/1/32	8,884,762
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	6,295,000	3.60	7/1/31	6,502,043
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,565,000	3.60	7/1/33	2,614,684
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,795,000	3.80	7/1/38	5,895,949
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,265,000	3.90	7/1/43	5,294,642
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	475,000	4.00	7/1/40	489,654
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	505,000	5.00	1/1/31	541,910
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	4,425,000	3.70	1/1/31	4,620,187
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	1,905,000	4.00	1/1/47	2,030,997
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	445,000	3.10	7/1/26	456,886
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	1,615,000	4.00	1/1/41	1,716,761
MN Hsg. Fin. Agy. Single Family Mtg. Rev.	40,000	4.90	7/1/29	41,451
MN Hsg. Fin. Agy. Single Family Mtg. Rev.	1,080,000	5.05	7/1/34	1,115,100
MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	125,000	5.50	7/1/28	126,665
MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	160,000	5.65	7/1/33	164,990

				78,516,316

Transportation - 0.9%
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	2,200,000	5.00	1/1/30	2,676,212
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,262,415
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	686,718

				4,625,345

Utility - 4.4%
Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,132,680
MN Municipal Power Agy. Electric Rev.	500,000	4.00	10/1/31	535,295
MN Municipal Power Agy. Electric Rev.	1,250,000	4.00	10/1/32	1,332,112
MN Municipal Power Agy. Electric Rev.	1,155,000	4.00	10/1/33	1,219,449
MN Municipal Power Agy. Electric Rev.	500,000	5.00	10/1/29	589,545
MN Municipal Power Agy. Electric Rev.	1,000,000	5.00	10/1/30	1,105,590
MN Municipal Power Agy. Electric Rev.	500,000	5.00	10/1/30	589,100
MN Municipal Power Agy. Electric Rev.	320,000	5.00	10/1/30	377,024
MN Municipal Power Agy. Electric Rev.	700,000	5.25	10/1/27	700,175
MN Municipal Power Agy. Electric Rev.	1,000,000	5.25	10/1/35	1,096,950
Northern Municipal Power Agy. Electric Rev.	520,000	5.00	1/1/30	608,795
Northern Municipal Power Agy. Electric Rev.	695,000	5.00	1/1/31	781,507
Rochester Electric Utility Rev.	500,000	5.00	12/1/42	581,390
Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,139,760

See accompanying notes to financial statements.

SEPTEMBER 30, 2017	43

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	1,250,000	5.45	8/1/28	1,288,438
Western MN Municipal Power Agy. Rev.	1,000,000	5.00	1/1/31	1,162,130
Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	694,272
Western MN Municipal Power Agy. Rev.	1,750,000	5.00	1/1/36	2,005,115
Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	5,355,173

				23,294,500

Total Municipal Bonds (cost: $492,282,356)				499,569,516

Investment Companies - 1.3%
Delaware Investments Minnesota Municipal Income Fund II (VMM)	334,436			4,765,713
Nuveen Minnesota Municipal Income Fund (NMS)	144,128			2,197,958

Total Investment Companies (cost: $7,044,065)				6,963,671

Total Investments in Securities - 94.7% (cost: $499,326,421)				506,533,187
Other Assets and Liabilities, net - 5.3%				28,467,669

Total Net Assets - 100.0%				$535,000,856

[1]	Variable rate security. Rate disclosed is as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2017 was $1,772,250 and represented 0.3% of net assets.

[4]	144A Restricted Security. The total value of such securities as of September 30, 2017 was $5,871,752 and represented 1.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2017 was $1,960,125 and represented 0.4% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[8]	Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2017, 3.1% of net assets in the Fund was invested in such securities.

[9]	Municipal Lease Security. The total value of such securities as of September 30, 2017 was $36,332,405 and represented 6.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]	The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of September 30, 2017 was $16,489,425 and represented 3.1% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

44	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Short futures contracts outstanding as of September 30, 2017 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)

Short Futures: [10]
U.S. Treasury 10-Year	580	December 2017	72,681,250	695,037
U.S. Treasury Long Bond	134	December 2017	20,476,875	293,526
U.S. Treasury 5-Year	105	December 2017	12,337,500	80,718
U.S. Treasury 2-Year	87	December 2017	18,766,172	44,462
U.S. Ultra Treasury Long Bond	2	December 2017	330,250	5,365

				1,119,108

[10]	The amount of $3,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2017.

A summary of the levels for the Fund’s investments as of September 30, 2017 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Assets
Municipal Bonds	—	499,569,516	—	499,569,516
Investment Companies	6,963,671	—	—	6,963,671
Futures	1,119,108	—	—	1,119,108

	8,082,779	499,569,516	—	507,652,295

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to financial statements.

SEPTEMBER 30, 2017	45

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2017

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund

ASSETS
Investments in securities, at identified cost	$596,464,087	$67,437,432	$168,846,323	$499,326,421

Investments in securities, at fair value - see accompanying schedule for detail	$600,659,183	$67,470,800	$159,107,189	$506,533,187
Cash in bank on demand deposit	195	—	10,101,070	22,424,042
Restricted cash	9,000,000	500,000	2,000,000	3,000,000
Accrued interest and dividends receivable	2,795,301	308,703	2,028,871	6,058,326
Receivable for investment securities sold	21,250	380,254	—	—
Variation margin on futures contracts	—	134,057	616,818	1,119,108
Other receivables	—	—	24,000	6,000
Receivable for Fund shares sold	839,939	674,095	349,307	1,068,207

Total assets	613,315,868	69,467,909	174,227,255	540,208,870

LIABILITIES
Disbursements in excess of cash balances	—	43,673	—	—
Payable for investment securities purchased	927,307	15,753	1,047,940	3,221,918
Payable for Fund shares redeemed	1,390,185	1,669	116,469	1,466,853
Cash portion of dividends payable to shareholders	30,384	2,237	107,618	179,573
Accrued investment management fees	391,743	60,298	109,309	339,670
Outstanding options written, at fair value (premiums received $2,636,768)	1,641,016	—	—	—

Total liabilities	4,380,635	123,630	1,381,336	5,208,014

Net assets applicable to outstanding capital stock	$608,935,233	$69,344,279	$172,845,919	$535,000,856

Net assets consist of:
Capital (par value and paid-in surplus)	$621,677,115	$70,842,969	$197,328,154	$533,086,715
Undistributed (distributions in excess of) net investment income	—	8	—	—
Accumulated net realized gain (loss) from security transactions, written options and futures	(17,932,730)	(1,666,164)	(15,359,919)	(6,411,733)
Unrealized appreciation (depreciation) on investments, written options and futures	5,190,848	167,466	(9,122,316)	8,325,874

	$608,935,233	$69,344,279	$172,845,919	$535,000,856

Outstanding shares	55,891,436	7,043,637	17,980,941	51,236,233

Net asset value per share of outstanding capital stock	$10.89	$9.84	$9.61	$10.44

See accompanying notes to financial statements.

46	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (Unaudited)

Six Months Ended September 30, 2017

	Sit U.S.			Sit Minnesota
	Government	Sit Quality	Sit Tax-Free	Tax-Free
	Securities	Income	Income	Income
	Fund	Fund	Fund	Fund

Investment income:
Income:
Dividends	—	—	$203,889	$148,050
Interest	$7,211,444	$812,240	4,420,619	10,170,735

Total income	7,211,444	812,240	4,624,508	10,318,785

Expenses (note 4):
Investment management fee	2,510,703	346,546	659,367	2,126,234

Total expenses	2,510,703	346,546	659,367	2,126,234

Net investment income	4,700,741	465,694	3,965,141	8,192,551

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	(1,610,681)	(20,175)	(113,682)	247,839
Net realized gain (loss) on written options	(1,963,870)	(21,270)	—	—
Net realized gain (loss) on futures	—	(168,172)	(706,235)	(1,102,930)

Net change in unrealized appreciation (depreciation) on investments	1,239,808	105,577	2,301,444	7,630,023
Net change in unrealized appreciation (depreciation) on written options	1,845,919	—	—	—
Net change in unrealized appreciation (depreciation) on futures	—	177,808	616,818	1,119,108

Net gain (loss)	(488,824)	73,768	2,098,345	7,894,040

Net increase (decrease) in net assets resulting from operations	$4,211,917	$539,462	$6,063,486	$16,086,591

See accompanying notes to financial statements.

SEPTEMBER 30, 2017	47

STATEMENTS OF CHANGES IN NET ASSETS

	Sit U.S. Government
	Securities Fund
	Six Months	Year
	Ended	Ended
	September 30, 2017	March 31,
	(Unaudited)	2017
Operations:
Net investment income	$4,700,741	$10,586,056
Net realized gain (loss) on investments, written options and futures	(3,574,551)	2,968,504
Net change in unrealized appreciation (depreciation) of investments, written options and futures	3,085,727	(13,359,340)

Net increase (decrease) in net assets resulting from operations	4,211,917	195,220

Distributions from:
Net investment income	(4,700,741)	(10,586,758)

Total distributions	(4,700,741)	(10,586,758)

Capital share transactions:
Proceeds from shares sold	71,119,771	224,666,336
Reinvested distributions	4,515,303	10,189,631
Payments for shares redeemed	(109,514,757)	(244,837,057)

Increase (decrease) in net assets from capital transactions	(33,879,683)	(9,981,090)

Total increase (decrease) in net assets	(34,368,507)	(20,372,628)

Net assets:
Beginning of period	643,303,740	663,676,368

End of period *	$608,935,233	$643,303,740

Capital transactions in shares:
Sold	6,509,990	20,364,313
Reinvested distributions	413,803	925,653
Redeemed	(10,026,344)	(22,261,590)

Net increase (decrease)	(3,102,551)	(971,624)

* Includes undistributed (distributions in excess of) net investment income	—	—

See accompanying notes to financial statements.

48	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Sit Quality Income Fund		Sit Tax-Free Income Fund		Sit Minnesota Tax-Free Income Fund

Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
September 30, 2017	March 31,	September 30, 2017	March 31,	September 30, 2017	March 31,
(Unaudited)	2017	(Unaudited)	2017	(Unaudited)	2017

$465,694	$599,181	$3,965,141	$5,645,169	$8,192,551	$16,504,395
(209,617)	125,367	(819,917)	273,771	(855,091)	52,227

283,385	(99,629)	2,918,262	(5,274,875)	8,749,131	(19,170,113)

539,462	624,919	6,063,486	644,065	16,086,591	(2,613,491)

(465,686)	(599,505)	(3,968,457)	(5,640,178)	(8,177,553)	(16,491,657)

(465,686)	(599,505)	(3,968,457)	(5,640,178)	(8,177,553)	(16,491,657)

27,615,466	48,922,501	20,115,137	29,810,901	53,911,684	173,062,340
450,999	566,097	3,364,394	4,691,992	7,076,316	14,070,478
(32,656,798)	(42,532,716)	(13,173,906)	(25,951,501)	(63,717,334)	(146,415,474)

(4,590,333)	6,955,882	10,305,625	8,551,392	(2,729,334)	40,717,344

(4,516,557)	6,981,296	12,400,654	3,555,279	5,179,704	21,612,196

73,860,836	66,879,540	160,445,265	156,889,986	529,821,152	508,208,956

$69,344,279	$73,860,836	$172,845,919	$160,445,265	$535,000,856	$529,821,152

2,804,288	4,971,156	2,093,178	3,094,680	5,173,779	16,452,391
45,810	57,516	349,809	483,693	678,645	1,337,812
(3,318,150)	(4,322,748)	(1,373,368)	(2,681,595)	(6,112,977)	(14,090,502)

(468,052)	705,924	1,069,619	896,778	(260,553)	3,699,701

$8	—	—	$3,316	—	($14,998)

SEPTEMBER 30, 2017	49

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

	Six Months Ended September 30, 2017	Year Ended March 31,
	(Unaudited)	2017	2016	2015	2014	2013

Net Asset Value:
Beginning of period	$10.90	$11.07	$11.09	$11.04	$11.30	$11.31

Operations:
Net investment income [1]	0.08	0.17	0.20	0.21	0.12	0.16
Net realized and unrealized gains (losses) on investments, written options and futures	(0.01)	(0.17)	(0.02)	0.05	(0.26)	—

Total from operations	0.07	—	0.18	0.26	(0.14)	0.16

Distributions from:
Net investment income	(0.08)	(0.17)	(0.20)	(0.21)	(0.12)	(0.16)
Return of capital	—	—	—	—	—	(0.01)

Total Distributions	(0.08)	(0.17)	(0.20)	(0.21)	(0.12)	(0.17)

Net Asset Value:
End of period	$10.89	$10.90	$11.07	$11.09	$11.04	$11.30

Total investment return [2]	0.66%	0.02%	1.63%	2.37%	(1.21% )	1.39%

Net assets at end of period (000’s omitted)	$608,935	$643,304	$663,676	$587,210	$711,770	$1,520,059

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.49%	1.57%	1.81%	1.89%	1.06%	1.43%

Portfolio turnover rate (excluding short-term securities)	9.94%[4]	29.00%	28.65%	13.71%	4.13%	58.67%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]	Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

50	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

	Six Months Ended September 30, 2017	Years Ended March 31,				Three Months Ended
	(Unaudited)	2017	2016	2015	2014	March 31, 2013 *

Net Asset Value:
Beginning of period	$9.83	$9.83	$9.94	$9.97	$10.01	$10.00

Operations:
Net investment income [1]	0.06	0.09	0.10	0.06	0.09	0.03
Net realized and unrealized gains (losses) on investments, written options and futures	0.01	—	(0.11)	(0.03)	(0.04)	0.01

Total from operations	0.07	0.09	(0.01)	0.03	0.05	0.04

Distributions from:
Net investment income	(0.06)	(0.09)	(0.10)	(0.06)	(0.09)	(0.03)

Net Asset Value:
End of period	$9.84	$9.83	$9.83	$9.94	$9.97	$10.01

Total investment return [2]	0.71%	0.91%	(0.10% )	0.36%	0.47%	0.38%

Net assets at end of period (000’s omitted)	$69,344	$73,861	$66,880	$124,418	$107,346	$5,122

Ratios: [3]
Expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.20%	0.91%	1.02%	0.63%	0.80%	1.25%

Portfolio turnover rate (excluding short-term securities)	46.47%[4]	84.03%	90.38%	241.64%	81.19%	37.44%[4]

*	The Fund commenced investment operations on December 31, 2012.

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]	Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

SEPTEMBER 30, 2017	51

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

	Six Months Ended September 30, 2017	Years Ended March 31,
	(Unaudited)	2017	2016	2015	2014	2013

Net Asset Value:
Beginning of period	$9.49	$9.80	$9.68	$9.16	$9.57	$9.23

Operations:
Net investment income [1]	0.23	0.35	0.33	0.37	0.38	0.38
Net realized and unrealized gains (losses) on investments	0.12	(0.31)	0.12	0.52	(0.41)	0.34

Total from operations	0.35	0.04	0.45	0.89	(0.03)	0.72

Distributions from:
Net investment income	(0.23)	(0.35)	(0.33)	(0.37)	(0.38)	(0.38)

Net Asset Value:
End of period	$9.61	$9.49	$9.80	$9.68	$9.16	$9.57

Total investment return [2]	3.71%	0.37%	4.78%	9.81%	(0.19% )	7.92%

Net assets at end of period (000’s omitted)	$172,846	$160,445	$156,890	$165,150	$155,304	$175,480

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	4.78%	3.58%	3.45%	3.86%	4.17%	4.03%

Portfolio turnover rate (excluding short-term securities)	8.13%[4]	25.41%	23.11%	31.14%	28.32%	36.75%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]	Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

52	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Minnesota Tax-Free Income Fund

	Six Months Ended September 30, 2017	Years Ended March 31,
	(Unaudited)	2017	2016	2015	2014	2013

Net Asset Value:
Beginning of period	$10.29	$10.63	$10.57	$10.26	$10.62	$10.42

Operations:
Net investment income [1]	0.16	0.32	0.34	0.36	0.40	0.38
Net realized and unrealized gains (losses) on investments	0.15	(0.34)	0.06	0.31	(0.36)	0.20

Total from operations	0.31	(0.02)	0.40	0.67	0.04	0.58

Distributions from:
Net investment income	(0.16)	(0.32)	(0.34)	(0.36)	(0.40)	(0.38)

Net Asset Value:
End of period	$10.44	$10.29	$10.63	$10.57	$10.26	$10.62

Total investment return [2]	3.02%	(0.19% )	3.89%	6.62%	0.47%	5.61%

Net assets at end of period (000’s omitted)	$535,001	$529,821	$508,209	$436,883	$358,678	$416,145

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.07%	3.06%	3.25%	3.43%	3.91%	3.58%

Portfolio turnover rate (excluding short-term securities)	6.20%[4]	16.18%	10.45%	9.68%	20.53%	17.13%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]	Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

SEPTEMBER 30, 2017	53

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2017

(1)	Organization

The Sit Mutual Funds (the Funds) are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Minnesota Tax-Free Income Fund which is non-diversified), open-end management investment companies, or series thereof. The Sit Quality Income Fund, Sit Tax-Free Income Fund and Minnesota Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. Each fund has 10 billion authorized shares of capital stock. Shares in the U.S. Government Securities Fund have a par value of $0.01, and shares in other funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds.

The investment objective for each of these Funds is as follows:

Fund	Investment Objective

U.S. Government Securities	High level of current income and safety of principal.
Quality Income Fund	High level of current income and safety of principal.
Tax-Free Income	High level of current income that is exempt from federal income tax, consistent with the preservation of capital.
Minnesota Tax-Free Income	High level of current income that is exempt from federal regular income tax and
Minnesota regular personal income tax, consistent with the preservation of capital.

(2)	Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified-cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Dividends received from closed-end fund holdings are included in Dividend Income and distributions from capital gains, if any, are included in Net Realized Gain (Loss).

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

54	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund purchased put options and wrote call option contracts traded on a U.S. exchange. To hedge interest rate risk, the Quality Income Fund purchased put options, entered into futures contracts and wrote call options on these future contracts traded on a U.S. exchange. Risks of entering into futures contracts and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Upon entering into a futures contract, the Quality Income Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the six months ended September 30, 2017, the average volume of derivative activity, calculated on a quarterly basis, was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Purchased put options	$542,971	—	$290,208,750
Written call options	—	$3,196,917	600,545,411

Quality Income Fund
Purchased put options	$5,932	—	$4,392,918
Treasury futures	—	—	34,951,936

Tax-Free Income Fund
Treasury futures	—	—	$42,518,576

Minnesota Tax-Free Income Fund
Treasury futures	—	—	$86,007,881

The number of open option contracts and open futures contracts outstanding as of September 30, 2017 also serve as indicators of the volume of activity for the Funds throughout the period.

SEPTEMBER 30, 2017	55

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2017 (Continued)

Statement of Assets and Liabilities - Values of derivatives as of September 30, 2017

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
U.S. Government Securities Fund
Written Call Options	—	$1,641,016 [1]

Quality Income Fund
Treasury futures	$134,057 [2]	—

Tax-Free Income Fund
Treasury futures	$616,818 [2]	—

Minnesota Tax-Free Income Fund
Treasury futures	$1,119,108 [2]	—

[1]Statement of Assets and Liabilities location: Outstanding options written, at fair value.

[2]Statement of Assets and Liabilities location:  Variation margin receivable/payable. Includes cumulative appreciation(depreciation)

  of futures as reported in the Schedule of Investments.

The effect of derivative instruments on the statement of operations for the six months ended September 30, 2017:

	Amount of Realized Gain (Loss) on Derivatives [4]	Change in Unrealized Appreciation (Depreciation) on Derivatives [5]

Interest rate risk:
U.S. Government Securities Fund
Written call options	($1,963,870)	$1,845,919

Quality Income Fund
Purchased put options	($21,541)	($12,737)
Written call options	($21,270)	—
Treasury Futures	($168,172)	$177,808

Tax-Free Income Fund
Treasury Futures	($706,235)	$616,818

Minnesota Tax-Free Income Fund
Treasury Futures	($1,102,930)	$1,119,108

[4]Statement of Operations location: Net realized gain (loss) on investments, net realized gain (loss) on written options and net realized gain (loss) on futures, respectively.

[5]Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments, net change in unrealized appreciation (depreciation) on written options and net change in unrealized appreciation (depreciation) on futures, respectively.

56	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of September 30, 2017 is included with the Funds’ schedules of investments.

Federal Taxes

The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. The Funds have recorded in their financial statements the full benefit of their tax positions taken in connection with the Registered Investment Company (RIC) qualification and distribution requirements of the Internal Revenue Code. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of September 30, 2017, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns remain subject to examination by the Internal Revenue Service and state departments of revenue until such time as the applicable statute of limitations for audit has expired. For example, U.S. tax returns are generally subject to audit for three years from the date they are filed.

SEPTEMBER 30, 2017	57

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2017 (Continued)

At September 30, 2017, the gross unrealized appreciation (depreciation) on investments and cost of investments on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost (Proceeds) of Investments on a Tax Basis

U.S. Government Securities - Investments	$9,460,024	($5,264,928)	$4,195,096	$596,464,087
U.S. Government Securities - Written Options	995,752	—	995,752	2,636,768
Quality Income - Investments	213,656	(180,288)	33,368	67,437,432
Quality Income - Futures	134,057	—	134,057	—
Tax-Free Income - Investments	7,580,978	(17,320,112)	(9,739,134)	168,846,323
Tax-Free Income - Futures	616,818	—	616,818	—
Minnesota Tax-Free Income - Investments	13,301,990	(6,095,224)	7,206,766	499,326,421
Minnesota Tax-Free Income - Futures	1,119,108	—	1,119,108	—

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2017 and 2016 were as follows:

Year Ended March 31, 2017:

	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total

U.S. Government Securities	$10,596,109	—	—	$10,596,109
Quality Income	599,299	—	—	599,299
Tax-Free Income*	44,040	$5,591,828	—	5,635,868
Minnesota Tax-Free Income*	23,297	16,486,767	—	16,510,064
* 99.2% and 99.9% of dividends were derived from interest on tax-exempt securities, on the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

Year Ended March 31, 2016:

	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total

U.S. Government Securities	$10,944,000	—	—	$10,944,000
Quality Income	799,171	—	—	799,171
Tax-Free Income*	44,863	$5,535,455	—	5,580,318
Minnesota Tax-Free Income*	29,957	14,937,262	—	14,967,219
* 99.2% and 99.8% of dividends were derived from interest on tax-exempt securities, on the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

As of March 31, 2017 the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Accumulated Gain (Loss)	Unrealized Appreciation (Depreciation)

U.S. Government Securities	$28,083	—	($16,102,772)	$3,862,826
Quality Income	2,299	—	(1,506,205)	(65,420)
Tax-Free Income	—	$78,379	(14,545,386)	(12,034,564)
Minnesota Tax-Free Income	—	175,171	(5,632,674)	(347,225)

58	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Net capital loss carryovers and late year losses, if any, as of March 31, 2017, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward retain their character as either short-term or long-term capital losses. The net capital loss carryovers and the expiration dates for capital loss carryovers from pre-enactment taxable years and the late year losses deferred as of March 31, 2017, were as follows:

	Pre-Enactment Net Capital Loss Carryover Expiring in:		Unlimited Period of Net Capital Loss Carryover		Late Year Losses Deferred	Accumulated Capital and Other Losses

	2018	2019	Short-Term	Long-Term

U.S. Government Securities	—	—	$8,577,218	$7,525,554	—	$16,102,772
Quality Income	—	—	628,725	877,480	—	1,506,205
Tax-Free Income	$6,322,037	$2,401,634	423,810	5,397,905	—	14,545,386
Minnesota Tax-Free Income	3,535,663	—	1,883,763	213,248	—	5,632,674

For the year ended March 31, 2017, the Funds’ utilized capital losses and expired capital losses as follows:

	Utilized	Expired

U.S. Government Securities	$2,179,699	—
Quality Income	120,161	—
Tax-Free Income	291,407	$7,759,043
Minnesota Tax-Free Income	56,258	1,488,606

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

(3)	Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the six months ended September 30, 2017, were as follows:

	Purchases		Proceeds

	U.S. Government	Other	U.S. Government	Other

U.S. Government Securities	$60,914,423	—	$86,431,534	—
Quality Income	8,078,038	$21,630,817	8,730,056	$24,993,938
Tax-Free Income	—	20,472,999	—	12,431,694
Minnesota Tax-Free Income	—	31,578,996	—	37,962,154

SEPTEMBER 30, 2017	59

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2017 (Continued)

(4)	Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates Inc. (SIA), under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. SIA also is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

Average Daily Net Assets
U.S. Government Securities	0.80%
Quality Income	0.90%
Tax-Free Income	0.80%
Minnesota Tax-Free Income	0.80%

Transactions with affiliates

The investment adviser, affiliates of the investment adviser, directors and officers of the Funds as a whole owned the following shares as of September 30, 2017:

	Shares	% Shares Outstanding

U.S. Government Securities	1,043,121	1.9
Quality Income	4,882,806	69.3
Tax-Free Income	2,793,354	15.5
Minnesota Tax-Free Income	2,249,547	4.4

(5)	Regulatory Updates

In October 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management has evaluated the implications of adopting these amendments and has determined there is no material impact on the financial statements and accompanying notes. Effective August 1, 2017, the Funds have adopted these amendments.

(6)	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that would require disclosure in or adjustments to the financial statements.

60	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2017 to September 30, 2017.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period (4/1/17- 9/30/17)*

U.S. Government Securities Fund

Actual	$1,000	$1,006.60	$4.02
Hypothetical	$1,000	$1,021.06	$4.05

Quality Income Fund

Actual	$1,000	$1,007.10	$4.53
Hypothetical	$1,000	$1,020.56	$4.56

Tax-Free Income Fund

Actual	$1,000	$1,037.10	$4.09
Hypothetical	$1,000	$1,021.06	$4.05

Minnesota Tax-Free Income Fund

Actual	$1,000	$1,030.20	$4.07
Hypothetical	$1,000	$1,021.06	$4.05

*Expenses are equal to the Funds’ annualized expense ratio of 0.80% for the U.S. Government Securities, Tax-Free Income and Minnesota Tax-Free Funds; and 0.90% for the Quality Income Fund, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

SEPTEMBER 30, 2017	61

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING

Each Fund follows certain policies and procedures for voting proxies for securities held in each portfolio. A description of the Funds’ proxy voting policies and procedures is available without charge upon request by calling the Funds at 1-800-332-5580.

Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling the Funds at 1-800-332-5580, and is available on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds’ file their complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available without charge upon request by calling the Funds at 1-800-332-5580 and are available on the SEC’s website at www.sec.gov. In addition, the Funds’ Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

62	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

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64

Semi-Annual Report
September 30, 2017

INVESTMENT ADVISER
Sit Investment Associates, Inc.
80 S. Eighth Street
Suite 3300
Minneapolis, MN 55402

CUSTODIAN
The Bank Of New York Mellon
111 Sanders Creek Parkway
Syracuse, NY 13057

TRANSFER AGENT AND DISBURSING AGENT
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Minneapolis, MN

GENERAL COUNSEL
Dorsey & Whitney LLP
Minneapolis, MN

Sit Mutual Funds

1-800-332-5580
www.sitfunds.com

SIT 9-30-17 BOND

Item 2: Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6: Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11: Controls and Procedures -

(a) Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

b) There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits:

(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MUTUAL FUNDS II, INC.

By:	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date: November 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date: November 30, 2017

By:	/s/ Roger J. Sit
Roger J. Sit
Chairman

Date: November 30, 2017